UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: October 31, 2013

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT

Arden Alternative Strategies Fund

Series of Arden Investment Series Trust

October 31, 2013

SHAREHOLDER LETTER (Unaudited)

December 27, 2013

Dear Arden Investor,

Arden Alternative Strategies Fund (“AASF”) has completed its first year in operation. We are gratified with the results and believe the program is well-positioned to deliver its investment goal of producing capital growth with relatively low sensitivity to movements in the broader equity and fixed-income markets. Additionally, we are very pleased that Morningstar* took the unusual step of initiating research on AASF within 9 months of our launch.

When we decided to launch a mutual fund program in 2012, we were determined to have AASF be a natural extension of Arden Asset Management LLC’s (“Arden”) core expertise of building and managing institutional multi-manager hedge fund programs primarily for institutions – our sole line of business since our inception over 20 years ago. With AASF’s assets now over $1 billion, we have made this offering available to individual investors and are very proud of the results.

AASF is designed to provide investors with portfolio diversification. With equities in the U.S. reaching new all-time highs, and fixed income having experienced an extraordinary 30-year bull market (that may now be over), we believe portfolio diversification has never been more important. Whether the goal is to achieve yield-like returns (i.e., consistent absolute performance) or to protect capital in adverse markets, we believe that liquid alternative strategies, such as those included in AASF, are better suited to achieve those goals than traditional long only stock and bond investments.

2013 Review

2013 was dominated by monetary stimulus and global central bank intervention. With the U.S., the EU and Japan engaging in unprecedented levels of coordinated easing, developed market equities experienced powerful rallies. As of early December, the S&P 500 appears within reach of a 30% gain for the year. Since 1960, the S&P 500 has exceeded 30% on only three occasions in any calendar year.

In an environment dominated by global monetary stimulus, the asset classes, securities, sectors and ultimately hedge fund strategies with more net long market exposure outperformed their more defensive counterparts. This translated into stronger performance for more directional equity long/short strategies, event driven strategies and distressed debt strategies. Relative value strategies, which are by definition less directional in nature, struggled to keep up with sharply rising markets. Broadly speaking, hedge fund strategies have generally lagged the long-only markets by virtue of their non-directional exposures. Moreover, the excess return that is typically generated from the short sides of hedge fund manager’s portfolios was more difficult to achieve in 2013 than in years past. This is generally a function of the environment whereby vulnerable, lower quality companies, which a typical hedge fund manager generally tends to sell short, have a propensity to outperform.

We do not expect this environment to persist. In the brief period of mid-May through August, when the prospect of a reduction in Federal Reserve bond buying (tapering) became a reality, hedge fund managers strongly outperformed stock and bond indices. Without making any specific predictions about future tapering, we expect some degree of reduction in QE purchases to occur in 2014 – most likely in the first half; and we believe that with this reduction, the ability of hedge fund managers to add incremental value should soon follow.

Against this somewhat tricky backdrop, AASF met its goals for the year. Our overriding goal is to design and manage the portfolio to generate consistent risk-adjusted, low-volatility returns. To achieve this, we identify and engage with experienced hedge fund managers, working with them to customize a combination of hedge fund strategies that we believe are differentiated from the broader markets, while collectively complementing each other as we seek to maximize overall portfolio benefits.

In 2013, as noted above, our bullish event-driven thesis worked well for the fund and drove performance for the year. This approach, currently represented by three distinct sub-advisers, contributed roughly half of the overall performance of the fund in 2013. We remain optimistic regarding the return prospects for this strategy, as the core tenets of our overall thesis remain strong. We believe that cyclically low interest rates and high (and growing) cash levels on corporate balance sheets are providing powerful incentives for corporations to pursue transformative strategic transactions, including spin-offs, breakups, acquisitions, joint ventures and restructurings. Company executives are also drawn to corporate actions as a way to improve earnings and generate higher share prices in an overall lower growth environment.

In the corporate credit, fixed-income and macro strategies of AASF, risk levels were generally low throughout the majority of the year as managers maintained relatively defensive postures. It is important to note the distinction between most long-only managers and hedge fund managers. Specifically, the long-only asset class generally remains fully invested whether markets are rising or falling. This is in contrast to hedge funds which, as a general matter, tactically increase and decrease risk levels as part of their value proposition. We consider this a critical tool for delivering consistent risk-adjusted returns over time. In 2013, the possibility of higher interest rates led corporate credit and fixed income hedge fund managers to reduce duration exposure and implement interest rate hedges. We consider this prudent portfolio risk management, despite the fact that un-hedged, more directional exposures would have outperformed for the year.

Relative value strategies also delivered positive performance for AASF in 2013, with the largest contribution coming from equity market neutral exposure, followed by systematic relative value and credit relative value. Global macro was the only performance detractor since inception, partly as a result of the low risk levels referenced above and the challenging environment in general facing the strategy.

As we look towards 2014, we are excited about the prospects for AASF and its underlying strategies. We believe the event-driven thesis, discussed above, should continue to perform in the current market environment, while our relative value strategies should provide some downside protection. We continue to leverage upon our 20 years in the industry to expand the universe of investable hedge fund managers and strategies, providing us the ‘raw materials’ to build and optimize high quality multi-manager portfolios.

We look forward to the year ahead and thank you for the confidence you have placed in us.

With best regards,

Arden Investment Committee

Investing involves various risks, including the risk of loss of principal. AASF uses strategies, including, for example, leverage, derivatives and short selling, that can be considered highly speculative investment practices. There is no assurance that AASF can achieve its investment objective. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus which contains this and other important information about AASF, visit www.ardenfunds.com.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that AASF will achieve its investment objective. AASF is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline. The Fund is subject to various other principal risks, including, leverage risk, derivatives risk, short selling risk, credit and interest rate risk and foreign securities risks. As a result, the value of AASF’s shares may be less than what you paid for them. Accordingly, you can lose money investing in AASF. Please see the prospectus for more information on investment risks. The prospectus should be read carefully before investing.

The performance discussed herein represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares of the Fund, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data discussed.

*	Reference to Morningstar, or the fact that Morningstar initiated research on AASF, does not indicate or imply any characterization or assessment of AASF’s quality or performance.

Portfolio By Type of Security

	Long	Short
Common Stocks	63.8%	(26.2)%
Master Limited Partnerships	0.4	—
Preferred Stock	0.5	—
Exchange Traded Funds	1.0	(18.7)
Mutual Funds	0.3	—
Agency CMO	1.5	—
Corporate Bonds	14.9	(1.2)
Municipal Bonds	1.1	—
Sovereign Governments	0.7	—
U.S. Government Securities	0.8	(1.4)
Money Market Funds	7.7	—
Warrants	0.3	—
Purchased Options and Swaptions	0.1	—
Written Options	—	(0.0)
Other Assets less Liabilities	54.4

Total	147.5	(47.5)

Performance Highlights

Cumulative Total Return as of 10/31/13

Since Inception (11/27/12)
Arden Alternative Strategies Fund	4.90%
HFRX Absolute Return Index	3.35%

Past performance is not indicative of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance current to the most to the most recent month-end please call 866-773-7145.

Value of a $10,000 Investment Since Inception at Net Asset Value*

*	The line graph represents historical performance of a hypothetical investment of $10,000 from November 27, 2012 to October 31, 2013, assuming the reinvestment of distributions.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

OCTOBER 31, 2013

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS — 63.8%
Aerospace & Defense — 1.9%
Boeing Co./The(e)	33,200	$4,332,600
Embraer SA (ADR)	4,967	145,980
Esterline Technologies Corp.*	21,200	1,699,392
European Aeronautic Defence and Space Co. N.V.	31,466	2,162,209
General Dynamics Corp.	1,687	146,145
Honeywell International, Inc.(e)	52,400	4,544,652
L-3 Communications Holdings, Inc.(e)	21,822	2,192,020
Northrop Grumman Corp.(e)	3,000	322,530
Precision Castparts Corp.(e)	2,853	723,093
TransDigm Group, Inc.(a)	4,942	718,616
Triumph Group, Inc.(a)(e)	6,065	434,557
United Technologies Corp.(a)	17,304	1,838,550

		19,260,344

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B(e)	46,532	4,571,304
UTi Worldwide, Inc.	23,440	356,288

		4,927,592

Airlines — 1.1%
Copa Holdings S.A., Class A	2,500	373,850
Delta Air Lines, Inc.(e)	11,600	306,008
Japan Airlines Co. Ltd.	167,638	9,768,796
JetBlue Airways Corp.*	10,900	77,281
Southwest Airlines Co.(e)	15,300	263,466
United Continental Holdings, Inc.*	3,700	125,615
US Airways Group, Inc.*	7,900	173,563

		11,088,579

Auto Components — 0.7%
Cooper-Standard Holding, Inc.*	8,506	459,324
Delphi Automotive plc	6,500	371,800
Goodyear Tire & Rubber Co./The(e)	2,700	56,646
Lear Corp.	13,110	1,014,583

	SHARES	VALUE
Auto Components (continued)
TRW Automotive Holdings Corp.(a)(e)*	5,400	$405,594
Visteon Corp.(a)*	70,899	5,465,604

		7,773,551

Automobiles — 1.4%
General Motors Co.(e)*	354,055	13,082,332
Nissan Motor Co. Ltd.	103,000	1,028,638

		14,110,970

Beverages — 3.2%
Anheuser-Busch InBev N.V. (ADR)	50,999	5,290,126
Beam, Inc.(e)	97,910	6,589,343
Brown-Forman Corp., Class B(e)	64,877	4,734,723
Cia de Bebidas das Americas (ADR)	2,524	93,893
Coca-Cola Enterprises, Inc.	5,185	216,370
Constellation Brands, Inc., Class A*	11,083	723,720
Cott Corp.	427,077	3,502,031
Diageo plc (ADR)	38,432	4,903,539
Fomento Economico Mexicano SAB de CV (ADR)	7,720	720,276
PepsiCo, Inc.	1,700	142,953
SABMiller plc	14,799	771,066
Suntory Beverage & Food Ltd.*	148,601	4,881,331
Tsingtao Brewery Co. Ltd., Class H	20,000	163,808

		32,733,179

Biotechnology — 0.7%
Biogen Idec, Inc.*(a)	2,371	578,974
BioMarin Pharmaceutical, Inc.*(a)	11,456	719,666
Celgene Corp.*	4,208	624,846
Elan Corp. plc (ADR)*	222,193	3,701,735
Isis Pharmaceuticals, Inc.(e)*	1,295	43,085
Pharmacyclics, Inc.(e)*	5,990	710,653
Regeneron Pharmaceuticals, Inc.(e)*	2,498	718,425

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.*(a)	2,908	$207,457

		7,304,841

Building Products — 0.0%†
Lennox International, Inc.	2,088	162,989
Masco Corp.	11,805	249,440

		412,429

Capital Markets — 0.9%
Affiliated Managers Group, Inc.*	36	7,108
Ares Capital Corp.	68,600	1,191,582
BlackRock, Inc.(a)	2,376	714,724
Daiwa Securities Group, Inc.	18,000	163,287
Deutsche Bank AG(e)	9,852	476,048
Eaton Vance Corp.(e)	5,775	241,453
Financial Engines, Inc.	3,124	174,538
Invesco Ltd.	66,457	2,242,924
Lazard Ltd., Class A	36,350	1,404,927
Legg Mason, Inc.(e)	16,094	619,136
Nomura Holdings, Inc.	21,100	155,144
Northern Trust Corp.	12,740	718,791
Raymond James Financial, Inc.(a)	1,029	46,974
T Rowe Price Group, Inc.	9,309	720,610

		8,877,246

Chemicals — 3.9%
Agrium, Inc.	2,911	248,367
Air Products & Chemicals, Inc.	39,992	4,359,528
Airgas, Inc.(a)	28,447	3,102,714
Albemarle Corp.(e)	10,761	712,271
Axiall Corp.	44,950	1,748,105
CF Industries Holdings, Inc.	1,730	372,988
Dow Chemical Co./The	12,000	473,640
Eastman Chemical Co.	18,900	1,489,131
Ecolab, Inc.	32,018	3,393,908
GSE Holding, Inc.*	104,267	294,033
Huntsman Corp.(a)	227,152	5,274,469
International Flavors & Fragrances, Inc.(e)	1,716	141,827
LyondellBasell Industries N.V., Class A	12,000	895,200
Monsanto Co.	6,866	720,106

	SHARES	VALUE
Chemicals (continued)
OMNOVA Solutions, Inc.(a)*	208,213	$1,811,453
PPG Industries, Inc.	3,921	715,896
Praxair, Inc.(a)	5,835	727,683
Rockwood Holdings, Inc.(a)	6,932	438,449
Scotts Miracle-Gro Co./The, Class A	6,430	377,570
Sherwin-Williams Co./The(a)	30,497	5,733,436
Sigma-Aldrich Corp.(e)	8,618	744,854
Sociedad Quimica y Minera de Chile S.A. (ADR)	10,172	280,849
W.R. Grace & Co.(e)*	68,612	6,288,976

		40,345,453

Commercial Banks — 1.3%
Aozora Bank Ltd.	706,000	2,046,273
CIT Group, Inc.(a)*	47,130	2,269,781
City National Corp./CA	2,499	180,203
Comerica, Inc.(e)	12,408	537,266
Commerce Bancshares, Inc./MO(e)	5,849	269,112
Cullen/Frost Bankers, Inc.(e)	5,342	378,160
Danske Bank A/S*	85,363	1,993,733
Fifth Third Bancorp	24,729	470,593
HDFC Bank Ltd. (ADR)	1,812	65,685
HSBC Holdings plc (ADR)	7,167	394,472
KeyCorp	11,547	144,684
M&T Bank Corp.	2,340	263,320
PNC Financial Services Group, Inc./The(a)(e)	9,635	708,461
Signature Bank/NY*	307	31,259
SVB Financial Group(a)(e)*	1,857	177,863
Texas Capital Bancshares, Inc.(e)*	2,112	109,930
UMB Financial Corp.(a)(e)	163	9,604
Wells Fargo & Co.(a)(e)	79,920	3,411,785
Zions Bancorp.(a)(e)	5,114	145,084

		13,607,268

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	13,740	377,987
ACCO Brands Corp.(a)*	54,473	318,667
ADT Corp./The(e)	110,352	4,785,966
Cintas Corp.	2,500	134,425

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Commercial Services & Supplies (continued)
Copart, Inc.*(a)	55,672	$1,794,309
Iron Mountain, Inc.(e)	19,407	515,062
Pitney Bowes, Inc.(e)	41,451	884,564
Progressive Waste Solutions Ltd.	55,000	1,476,750
R.R. Donnelley & Sons Co.	73,526	1,365,378
Republic Services, Inc.	75,000	2,510,250
Standard Parking Corp.*	48,539	1,284,827
Tyco International Ltd.	137,034	5,008,593

		20,456,778

Communications Equipment — 0.3%
Aruba Networks, Inc.(e)*	3,844	72,113
Cisco Systems, Inc.(e)	38,541	867,172
EchoStar Corp., Class A*	7,960	381,762
F5 Networks, Inc.(e)*	8,713	710,197
Harris Corp.	4,289	265,746
InterDigital, Inc.	1,342	52,003
Polycom, Inc.*	16,985	176,644
Riverbed Technology, Inc.(a)(e)*	25,456	377,258

		2,902,895

Computers & Peripherals — 0.3%
3D Systems Corp.*	2,300	143,152
Diebold, Inc.(e)	5,901	176,794
Hewlett-Packard Co.(e)	20,246	493,395
Lexmark International, Inc., Class A	9,292	330,331
NetApp, Inc.	18,687	725,242
SanDisk Corp.(a)(e)	12,275	853,113
Stratasys Ltd.*	1,300	147,199
Western Digital Corp.(a)(e)	11,637	810,284

		3,679,510

Construction & Engineering — 1.3%
Great Lakes Dredge & Dock Corp.	60,288	489,538
Quanta Services, Inc.(a)(e)*	98,666	2,980,700
URS Corp.(a)	181,604	9,846,569

		13,316,807

Construction Materials — 0.0%†
Eagle Materials, Inc.	3,336	250,233
Martin Marietta Materials, Inc.	322	31,585

	SHARES	VALUE
Construction Materials (continued)
Texas Industries, Inc.(e)*	4,205	$225,809

		507,627

Consumer Finance — 0.5%
American Express Co.(a)(e)	426	34,847
Capital One Financial Corp.	15,822	1,086,497
Cash America International, Inc.	7,850	309,682
Discover Financial Services	2,000	103,760
Nelnet, Inc., Class A	9,640	410,953
SLM Corp.(a)	133,640	3,390,447

		5,336,186

Containers & Packaging — 1.6%
Avery Dennison Corp.(a)(e)	9,672	455,745
Crown Holdings, Inc.*	81,525	3,554,490
Graphic Packaging Holding Co.*	503,517	4,229,543
Greif, Inc., Class A	35,000	1,872,150
Packaging Corp of America	4,200	261,576
Rock Tenn Co., Class A(a)	40,516	4,335,617
Sonoco Products Co.(a)	56,000	2,275,840

		16,984,961

Diversified Consumer Services — 0.2%
H&R Block, Inc.	30,698	873,051
Hillenbrand, Inc.	31,311	883,597
K12, Inc.*	868	15,867
New Oriental Education & Technology Group, Inc. (ADR)	10,653	279,215

		2,051,730

Diversified Financial Services — 1.0%
Citigroup, Inc.	13,866	676,384
CME Group, Inc.	7,930	588,485
IntercontinentalExchange, Inc.*	754	145,319
JPMorgan Chase & Co.	85,500	4,406,670
Leucadia National Corp.(e)	5,436	154,056
Moody’s Corp.	57,476	4,061,254
NASDAQ OMX Group, Inc./The	6,100	216,123

		10,248,291

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Diversified Telecommunication Services — 0.2%
CenturyLink, Inc.(e)	8,900	$301,354
Telefonica Brasil S.A. (ADR)(a)	13,268	294,284
Verizon Communications, Inc.(e)	14,239	719,212
Windstream Holdings, Inc.	41,740	356,877

		1,671,727

Electric Utilities — 0.3%
American Electric Power Co., Inc.	2,900	135,836
Cia Energetica de Minas Gerais (ADR)	28,517	255,798
Duke Energy Corp.(e)	12,102	868,076
Entergy Corp.(e)	5,192	336,026
NextEra Energy, Inc.	1,500	127,125
OGE Energy Corp.	2,197	81,069
Pinnacle West Capital Corp.(a)	18,697	1,047,593
PPL Corp.(e)	9,805	300,327
Southern Co./The	3,200	130,912
Xcel Energy, Inc.(a)	8,445	243,723

		3,526,485

Electrical Equipment — 0.7%
Acuity Brands, Inc.(e)	2,473	248,561
Eaton Corp. plc	20,907	1,475,198
EnerSys, Inc.(e)	55,550	3,685,743
Regal-Beloit Corp.(a)(e)	13,082	959,303
Thermon Group Holdings, Inc.*(a)	30,800	724,108

		7,092,913

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class A(e)	9,032	725,179
Anixter International, Inc.*	4,040	345,380
Belden, Inc.	248	16,680
Cognex Corp.	3,900	121,875
Corning, Inc.	20,816	355,745
TE Connectivity Ltd.(a)	14,253	733,887
Trimble Navigation Ltd.(a)(e)*	24,387	696,737

		2,995,483

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.(e)	8,900	517,001

	SHARES	VALUE
Energy Equipment & Services (continued)
Cameron International Corp.*	64,868	$3,558,658
Core Laboratories N.V.(e)	1,283	240,203
Dresser-Rand Group, Inc.*	10,386	631,157
Dril-Quip, Inc.*	916	107,557
Exterran Holdings, Inc.(a)(e)*	5,257	150,087
Halliburton Co.	10,883	577,126
Hornbeck Offshore Services, Inc.(e)*	87,347	4,827,669
Nabors Industries Ltd.(e)	7,281	127,272
Noble Corp.	22,200	836,940
Ocean Rig UDW, Inc.*	112,395	1,970,284
Oceaneering International, Inc.	8,392	720,705
Oil States International, Inc.*	6,722	730,211
Patterson-UTI Energy, Inc.	1,030	24,988
Superior Energy Services, Inc.*	16,800	450,744
Tenaris S.A. (ADR)	6,076	284,418
Vantage Drilling Co.(a)*	484,000	861,520
Weatherford International Ltd.(a)*	112,600	1,851,144

		18,467,684

Food & Staples Retailing — 2.0%
Casey’s General Stores, Inc.	4,920	358,570
Costco Wholesale Corp.(a)(e)	57,868	6,828,424
CVS Caremark Corp.	3,879	241,506
Dairy Farm International Holdings Ltd.	37,645	426,189
Safeway, Inc.	2,800	97,720
Shoprite Holdings Ltd.	13,640	249,735
Walgreen Co.(a)	133,862	7,929,985
Wal-Mart Stores, Inc.(a)	58,239	4,469,843
Weis Markets, Inc.	7,180	367,401

		20,969,373

Food Products — 1.4%
Archer-Daniels-Midland Co.(a)(e)	21,500	879,350
ConAgra Foods, Inc.	22,565	717,793
General Mills, Inc.	2,600	131,092
Green Mountain Coffee Roasters, Inc.(e)*	11,536	724,576
Hershey Co./The	1,400	138,936

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Food Products (continued)
Hillshire Brands Co.	20,917	$686,705
Ingredion, Inc.	5,450	358,392
JM Smucker Co./The(a)	4,905	545,485
Kellogg Co.	2,300	145,475
Lindt & Spruengli AG	11	553,303
Mead Johnson Nutrition Co.	8,851	722,773
Mondelez International, Inc., Class A	249,452	8,391,565
Tyson Foods, Inc., Class A(e)	33,279	920,830

		14,916,275

Gas Utilities — 0.2%
AGL Resources, Inc.(e)	7,179	343,587
Atmos Energy Corp.	3,092	136,883
National Fuel Gas Co.(e)	774	55,380
Northwest Natural Gas Co.	8,660	376,104
Questar Corp.(a)	8,651	204,682
UGI Corp.(a)	13,198	546,001
WGL Holdings, Inc.(a)(e)	373	16,789

		1,679,426

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	15,199	555,523
Alere, Inc.(a)*	53,715	1,811,807
Baxter International, Inc.	9,304	612,855
Becton Dickinson and Co.(e)	42,783	4,497,777
CONMED Corp.	31,527	1,143,484
Cooper Cos., Inc./The	2,617	338,143
CR Bard, Inc.	1,100	149,842
Integra LifeSciences Holdings Corp.*	40,259	1,843,057
Sirona Dental Systems, Inc.*(a)	5,947	429,671
St Jude Medical, Inc.	4,206	241,382
Stryker Corp.(a)(e)	2,033	150,157
Symmetry Medical, Inc.*(a)	87,399	707,932
Zimmer Holdings, Inc.(a)	20,038	1,752,724

		14,234,354

Health Care Providers & Services — 1.0%
Aetna, Inc.	18,311	1,148,100
Brookdale Senior Living, Inc.(a)*	14,172	383,778
Cardinal Health, Inc.	11,510	675,176

	SHARES	VALUE
Health Care Providers & Services (continued)
Chemed Corp.	17,600	$1,193,632
Cigna Corp.	9,746	750,247
DaVita HealthCare Partners, Inc.(e)*	12,995	730,449
HCA Holdings, Inc.	12,070	568,980
Health Net, Inc./CA(a)*	7,128	216,691
Henry Schein, Inc.(e)*	2,147	241,387
Humana, Inc.	11,666	1,075,022
McKesson Corp.	5,700	891,138
Molina Healthcare, Inc.(e)*	2,794	88,402
Owens & Minor Inc	10,230	382,807
Tenet Healthcare Corp.*(a)	14,441	681,471
Universal Health Services, Inc., Class B(a)	8,586	691,688
WellPoint, Inc.(a)	4,640	393,472

		10,112,440

Health Care Technology — 0.0%†
Quality Systems, Inc.(a)	4,557	103,991

Hotels, Restaurants & Leisure — 1.6%
Bally Technologies, Inc.*	4,204	307,481
Darden Restaurants, Inc.(e)	56,127	2,892,224
Domino’s Pizza, Inc.	58,892	3,949,298
Hyatt Hotels Corp., Class A*	1,114	53,026
International Game Technology	125,000	2,350,000
Marriott International, Inc./DE, Class A	13,036	587,663
McDonald’s Corp.	25,391	2,450,739
MGM Resorts International*	69,100	1,315,664
Panera Bread Co., Class A*	4,644	733,381
Pinnacle Entertainment, Inc.*	909	21,271
Royal Caribbean Cruises Ltd.(e)	1,100	46,244
Six Flags Entertainment Corp.(a)(e)	8,786	330,441
Starwood Hotels & Resorts Worldwide, Inc.(a)(e)	9,825	723,317
Tim Hortons, Inc.	6,448	384,907
Wyndham Worldwide Corp.(a)	10,981	729,138

		16,874,794

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Household Durables — 0.8%
iRobot Corp.*	3,834	$129,858
Jarden Corp.*	13,931	771,220
Meritage Homes Corp.*	973	44,164
Mohawk Industries, Inc.*(a)	4,330	573,379
Newell Rubbermaid, Inc.(e)	102,800	3,045,964
Sony Corp.	151,254	2,887,255
Sony Corp. (ADR)	13,501	232,892
Tempur-Pedic International, Inc.(e)*	17,238	661,077
Toll Brothers, Inc.*(a)	3,500	115,080
Whirlpool Corp.(a)	2,329	340,057

		8,800,946

Household Products — 0.4%
Central Garden and Pet Co.*	54,900	416,691
Central Garden and Pet Co., Class A*	74,200	546,112
Clorox Co./The	1,700	153,323
Colgate-Palmolive Co.	38,268	2,477,088
Energizer Holdings, Inc.(e)	7,491	734,942

		4,328,156

Independent Power Producers & Energy Traders — 0.3%
Calpine Corp.*	169,900	3,426,883

Industrial Conglomerates — 0.7%
3M Co.(a)	6,929	872,015
Danaher Corp.	69,762	5,029,143
Jardine Matheson Holdings Ltd.	18,941	1,037,290
Jardine Strategic Holdings Ltd.	9,458	317,316
Koninklijke Philips Electronics N.V. (NYRS)	5,327	188,629

		7,444,393

Insurance — 1.8%
ACE Ltd.	7,200	687,168
Aflac, Inc.	6,700	435,366
Allstate Corp./The	10,443	554,106
American Financial Group, Inc./OH(a)	2,846	160,116
American International Group, Inc.	24,300	1,255,095
Assurant, Inc.	6,410	374,857

	SHARES	VALUE
Insurance (continued)
Axis Capital Holdings Ltd.	14,650	$694,703
Berkshire Hathaway, Inc., Class B*	25,440	2,927,635
Chubb Corp./The	1,500	138,120
Cincinnati Financial Corp.(e)	5,160	258,000
Everest Re Group Ltd.(e)	4,800	737,952
Hartford Financial Services Group, Inc.	77,927	2,626,140
Loews Corp.	2,700	130,437
Maiden Holdings Ltd.	27,370	299,702
Marsh & McLennan Cos., Inc.	3,100	141,980
MetLife, Inc.(e)	9,800	463,638
NKSJ Holdings, Inc.	104,000	2,673,772
PartnerRe Ltd.(a)	3,839	384,706
Principal Financial Group, Inc.(e)	7,338	348,262
ProAssurance Corp.	2,550	115,566
Prudential Financial, Inc.	5,399	439,425
Reinsurance Group of America, Inc.(a)	10,702	761,768
Sony Financial Holdings, Inc.	15,400	286,136
Torchmark Corp.	1,800	131,148
Travelers Cos., Inc./The(e)	7,320	631,716
Unum Group(a)	18,679	592,871
Validus Holdings Ltd.(a)	3,256	128,547
WR Berkley Corp.(a)	3,485	153,026
XL Group plc(a)	3,900	119,223

		18,651,181

Internet & Catalog Retail — 0.8%
Expedia, Inc.(e)	14,354	845,164
Groupon, Inc.(a)*	775,254	7,078,069
Netflix, Inc.*	2,286	737,189

		8,660,422

Internet Software & Services — 1.8%
AOL, Inc.(a)(e)*	19,477	705,847
Equinix, Inc.(e)*	74,936	12,100,665
Google, Inc., Class A*	702	723,467
IAC/InterActiveCorp	2,614	139,562
NetEase, Inc. (ADR)	9,206	621,497
SINA Corp./China*(a)	8,827	737,584
Sohu.com, Inc.(a)(e)*	10,715	717,476
VeriSign, Inc.(a)*	48,311	2,622,321

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Internet Software & Services (continued)
WebMD Health Corp.*	7,218	$254,218

		18,622,637

IT Services — 2.3%
Accenture plc, Class A(a)	9,711	713,758
Amdocs Ltd.(a)	16,829	647,075
Automatic Data Processing, Inc.(a)	9,528	714,314
Cardtronics, Inc.(a)*	80,000	3,140,000
Computer Sciences Corp.	13,777	678,655
DST Systems, Inc.	1,435	121,645
Fidelity National Information Services, Inc.	10,847	528,791
FleetCor Technologies, Inc.*	33,055	3,812,894
Gartner, Inc.*	3,703	218,292
International Business Machines Corp.(a)(e)	44,303	7,939,541
Jack Henry & Associates, Inc.	954	52,098
MasterCard, Inc., Class A(e)	6,800	4,876,280
MAXIMUS, Inc.	2,890	140,021
NeuStar, Inc., Class A(e)*	7,826	359,370
Teradata Corp.*	228	10,048
Western Union Co./The(a)(e)	11,800	200,836

		24,153,618

Leisure Equipment & Products — 0.3%
Hasbro, Inc.(e)	40,828	2,108,766
Mattel, Inc.	15,720	697,497

		2,806,263

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	14,222	721,909
Charles River Laboratories International, Inc.*(a)	2,677	131,735
Covance, Inc.(e)*	240	21,422
ICON plc*	1,022	41,330
PerkinElmer, Inc.(e)	6,931	263,655
Waters Corp.*(a)	4,250	428,910

		1,608,961

Machinery — 1.4%
AGCO Corp.(e)	5,600	326,928

	SHARES	VALUE
Machinery (continued)
American Railcar Industries, Inc.	11,098	$454,574
Briggs & Stratton Corp.	109,300	2,004,562
Chart Industries, Inc.*	944	101,452
Columbus McKinnon Corp./NY*	43,806	1,139,394
Crane Co.	4,585	291,147
Cummins, Inc.(e)	1,600	203,232
Donaldson Co., Inc.(e)	2,461	97,480
Dover Corp.	2,321	213,045
FANUC Corp.	700	111,909
Flowserve Corp.	2,089	145,123
Graco, Inc.(e)	869	67,139
IDEX Corp.(e)	1,958	135,396
Illinois Tool Works, Inc.	9,180	723,292
Ingersoll-Rand plc	55,455	3,744,876
ITT Corp.	8,092	321,495
KUKA AG	2,820	128,496
Lincoln Electric Holdings, Inc.	4,059	281,045
Lindsay Corp.(e)	1,259	95,697
Nordson Corp.(e)	9	649
Proto Labs, Inc.*	1,600	134,176
SPX Corp.(e)	840	76,196
Timken Co.(a)	7,019	370,673
Toro Co./The(a)	42,190	2,486,679
Valmont Industries, Inc.(a)(e)	1,762	247,561
WABCO Holdings, Inc.*(a)	2,704	231,679

		14,133,895

Marine — 0.0%†
Kirby Corp.(e)*	1,124	99,463

Media — 4.0%
Cablevision Systems Corp., Class A	45,554	708,365
CBS Corp., Class B	4,838	286,119
Charter Communications, Inc., Class A(a)*	41,829	5,615,125
Cogeco Cable, Inc.	35,000	1,654,918
Comcast Corp., Class A(e)	78,161	3,718,900
DISH Network Corp., Class A	120,221	5,794,652
Gannett Co., Inc.(e)	6,100	168,787
Liberty Global plc*	51,147	3,973,371
Liberty Global plc, Class A*	1,093	85,658

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Media (continued)
Madison Square Garden Co./The, Class A*	4,623	$279,784
News Corp., Class A*	169,700	2,986,720
Sirius XM Radio, Inc.	510,108	1,923,107
Time Warner Cable, Inc.(a)	74,283	8,925,103
Time Warner, Inc.	7,744	532,323
Twenty-First Century Fox, Inc., Class A(a)	42,350	1,443,288
Walt Disney Co./The(e)	42,714	2,929,753
World Wrestling Entertainment, Inc., Class A(a)	9,800	126,910

		41,152,883

Metals & Mining — 0.4%
Alcoa, Inc.(a)(e)	105,492	977,911
BHP Billiton plc (ADR)	2,391	147,381
Cia de Minas Buenaventura SA (ADR)(a)	21,112	306,124
Freeport-McMoRan Copper & Gold, Inc.	2,233	82,085
Goldcorp, Inc.(e)	21,132	537,387
Kaiser Aluminum Corp.	1,136	76,623
Newmont Mining Corp.(e)	25,945	707,261
Nucor Corp.(e)	14,159	733,011
Reliance Steel & Aluminum Co.(a)	6,265	459,162
Southern Copper Corp.(a)	6,187	172,927
Worthington Industries, Inc.	1,830	74,188

		4,274,060

Multiline Retail — 0.9%
Burlington Stores, Inc.*	10,911	292,306
Dollar General Corp.(a)(e)*	88,457	5,111,045
Dollar Tree, Inc.*	17,100	998,640
Family Dollar Stores, Inc.	4,282	294,944
J.C. Penney Co., Inc.*	58,547	439,103
Kohl’s Corp.	6,830	387,944
Macy’s, Inc.	38,340	1,767,857

		9,291,839

Multi-Utilities — 0.7%
Alliant Energy Corp.	657	34,309
Ameren Corp.(a)	15,991	578,554

	SHARES	VALUE
Multi-Utilities (continued)
Consolidated Edison, Inc.	2,400	$139,728
Dominion Resources, Inc.(e)	74,600	4,755,750
DTE Energy Co.	12,424	858,995
National Grid plc (ADR)	3,338	210,060
PG&E Corp.	341	14,271
SCANA Corp.(a)(e)	9,761	455,156
Vectren Corp.(a)	1,246	43,510

		7,090,333

Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp.(a)(e)	7,577	722,012
BP plc (ADR)	3,143	146,150
Cabot Oil & Gas Corp.	20,533	725,226
Chesapeake Energy Corp.(e)	64,600	1,806,216
Chevron Corp.	6,047	725,398
Cimarex Energy Co.(e)	13,800	1,453,830
Cobalt International Energy, Inc.*	16,593	385,124
CONSOL Energy, Inc.	3,234	118,041
Cosan Ltd., Class A(e)	5,201	81,968
Devon Energy Corp.(e)	80,572	5,093,762
Enbridge, Inc.	5,290	229,327
EOG Resources, Inc.	12,906	2,302,430
EQT Corp.	8,316	711,933
Exxon Mobil Corp.	1,500	134,430
Gibson Energy, Inc.	2,280	56,002
Halcon Resources Corp.*	200,000	1,036,000
Hess Corp.	51,367	4,171,000
Keyera Corp.	1,950	115,393
Kinder Morgan Management LLC*	6,075	457,544
Marathon Oil Corp.	17,566	619,377
Marathon Petroleum Corp.	3,000	214,980
Midstates Petroleum Co., Inc.*	91,900	518,316
Murphy Oil Corp.(e)	5,600	337,792
Occidental Petroleum Corp.	7,859	755,093
Peabody Energy Corp.(e)	20,481	398,970
Pembina Pipeline Corp.	3,400	111,556
Pioneer Natural Resources Co.	1,467	300,412
QEP Resources, Inc.	10,777	356,288
Range Resources Corp.	9,028	683,510
Rentech, Inc.	243,650	416,641
Royal Dutch Shell plc (ADR)(a)	10,430	695,264

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc, Class A	45,066	$1,503,092
SM Energy Co.	2,700	239,247
Southwestern Energy Co.(a)(e)*	19,405	722,254
Spectra Energy Corp.(a)	68,992	2,454,045
Tesoro Corp.(a)	900	44,001
TransCanada Corp.	4,990	224,889
Valero Energy Corp.(a)	13,000	535,210
Williams Cos., Inc./The(a)	19,504	696,488
World Fuel Services Corp.(a)(e)	9,580	365,477

		32,664,688

Paper & Forest Products — 0.1%
Domtar Corp.(e)	5,438	460,653
International Paper Co.(e)	7,300	325,653

		786,306

Personal Products — 0.2%
Avon Products, Inc.	200	3,500
Herbalife Ltd.	500	32,410
Kao Corp.	50,000	1,660,226
Shiseido Co. Ltd.	7,700	131,165

		1,827,301

Pharmaceuticals — 1.1%
Actavis plc(a)(e)*	4,079	630,532
Allergan, Inc.(a)	7,965	721,709
Aspen Pharmacare Holdings, Ltd.	4,450	123,884
AstraZeneca plc (ADR)(a)	2,835	149,858
Endo Health Solutions, Inc.(e)*	85,465	3,737,384
Forest Laboratories, Inc.(e)*	15,541	730,893
GlaxoSmithKline plc (ADR)	11,204	589,667
Johnson & Johnson	9,540	883,499
Medicines Co./The(e)*	2,776	94,162
Novartis AG	3,150	244,578
Novartis AG (ADR)(e)	9,190	712,685
Novo Nordisk A/S (ADR)	39	6,500
Perrigo Co.	4,623	637,465
Roche Holding AG	900	249,165
Salix Pharmaceuticals Ltd.(e)*	6,725	482,519
Sanofi	2,360	251,665

	SHARES	VALUE
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.*	6,670	$705,152

		10,951,317

Professional Services — 0.6%
Insperity, Inc.	9,910	383,220
Manpowergroup, Inc.(e)	5,043	393,858
Towers Watson & Co., Class A(a)	6,317	725,255
Verisk Analytics, Inc., Class A(a)*	63,373	4,342,318

		5,844,651

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	6,190	491,177
Corio N.V.	650	28,360
Unibail-Rodamco SE	630	165,089

		684,626

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(e)*	122,041	2,835,012
Deutsche Euroshop AG	1,150	51,136
Deutsche Wohnen AG	4,670	87,882
GAGFAH S.A.*	2,390	33,975
GSW Immobilien AG*	1,150	53,478
Jones Lang LaSalle, Inc.	1,213	115,478
Mitsubishi Estate Co. Ltd.	7,000	199,115
Mitsui Fudosan Co. Ltd.	6,000	197,397
Sumitomo Realty & Development Co. Ltd.	5,000	235,178
TAG Immobilien AG	4,420	53,411
Tokyo Tatemono Co. Ltd.	22,000	205,166
Tokyu Fudosan Holdings Corp.*	19,900	195,499

		4,262,727

Road & Rail — 1.6%
Avis Budget Group, Inc.*	10,033	314,334
Canadian National Railway Co.(e)	4,604	506,118
Canadian Pacific Railway Ltd.	5,034	720,214
Hertz Global Holdings, Inc.(e)*	296,091	6,798,249
Norfolk Southern Corp.	8,374	720,332

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Road & Rail (continued)
Quality Distribution, Inc.*	256,140	$2,633,119
Ryder System, Inc.(a)(e)	6,780	446,328
Union Pacific Corp.(a)	30,733	4,652,976

		16,791,670

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc.(a)	1,500	73,950
ASML Holding N.V. (NYRS)	7,687	727,498
Avago Technologies Ltd.	54,644	2,482,477
Lam Research Corp.(e)*	13,387	725,977
Marvell Technology Group Ltd.(e)	60,872	730,464
Microchip Technology, Inc.(e)	3,684	158,265
Micron Technology, Inc.(e)*	22,474	397,340
NXP Semiconductor N.V.*	45,586	1,920,082
Semtech Corp.(a)(e)*	2,667	82,970
SunEdison, Inc.*	30,982	288,133

		7,587,156

Software — 0.8%
Activision Blizzard, Inc.	83,900	1,396,096
Adobe Systems, Inc.*	20,087	1,088,715
ANSYS, Inc.(e)*	2,738	239,438
Autodesk, Inc.*	8,936	356,636
CA, Inc.(e)	5,800	184,208
Citrix Systems, Inc.(a)(e)*	12,758	724,399
CommVault Systems, Inc.(e)*	461	35,995
FactSet Research Systems, Inc.	1,258	137,047
Informatica Corp.(e)*	12,765	492,729
Oracle Corp.	8,100	271,350
PTC, Inc.*	4,400	121,968
Red Hat, Inc.*(a)	16,766	725,465
Rovi Corp.(a)*	9,357	156,823
SolarWinds, Inc.*(a)	12,235	442,785
Synopsys, Inc.*(a)	5,675	206,854
Take-Two Interactive Software, Inc.(a)(e)*	40,462	724,674
TIBCO Software, Inc.*(a)	11,607	285,068
TiVo, Inc.*(a)	26,158	347,640

		7,937,890

	SHARES	VALUE
Specialty Retail — 2.7%
Aaron’s, Inc.	12,990	$368,526
Abercrombie & Fitch Co., Class A	15,894	595,707
American Eagle Outfitters, Inc.(a)	21,270	329,472
Asbury Automotive Group, Inc.(e)*	1,091	52,423
AutoNation, Inc.*	3,031	146,185
AutoZone, Inc.*	187	81,287
Barnes & Noble, Inc.(e)*	4,048	57,198
Bed Bath & Beyond, Inc.*	6,466	499,951
Best Buy Co., Inc.(e)	2,100	89,880
Cabela’s, Inc.(e)*	9,805	581,633
CarMax, Inc.*	15,222	715,282
Children’s Place Retail Stores, Inc./The*(a)	2,121	115,785
CST Brands, Inc.(e)	23,156	746,550
DSW, Inc., Class A(e)	4,102	359,622
GameStop Corp., Class A(e)	1,750	95,935
Home Depot, Inc./The(a)	110,615	8,615,802
Lowe’s Cos., Inc.	3,400	169,252
Rent-A-Center, Inc./TX	9,360	320,486
Sally Beauty Holdings, Inc.*(a)	13,996	368,375
Signet Jewelers Ltd.	9,413	702,775
Tiffany & Co.(a)	82,473	6,529,388
TJX Cos., Inc.(a)	76,800	4,668,672
Urban Outfitters, Inc.*(a)	19,099	723,470
Williams-Sonoma, Inc.(e)	13,677	717,222

		27,650,878

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.(e)	22,480	1,554,492
Cie Financiere Richemont S.A.	16,159	1,657,128
Fifth & Pacific Cos., Inc.*	7,906	209,430
Hermes International	600	204,396
PVH Corp.(e)	5,831	726,367
Ralph Lauren Corp.(a)	4,360	722,190

		5,074,003

Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp.*	85,689	697,508
Radian Group, Inc.(a)	46,557	678,336

		1,375,844

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Tobacco — 0.1%
Altria Group, Inc.	1,800	$67,014
British American Tobacco plc	4,560	251,649
Japan Tobacco, Inc.	1,700	61,375
Lorillard, Inc.	1,400	71,414
Philip Morris International, Inc.	700	62,384
Reynolds American, Inc.	1,300	66,781
Swedish Match AB	1,770	58,398
Universal Corp.	6,790	360,074

		999,089

Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A(e)	3,017	230,408
United Rentals, Inc.(e)*	300	19,377
Watsco, Inc.(a)(e)	978	93,194
WW Grainger, Inc.	1,369	368,220

		711,199

Water Utilities — 0.0%†
American Water Works Co., Inc.(a)	8,704	373,140

Wireless Telecommunication Services — 1.1%
China Mobile Ltd. (ADR)(e)	12,005	624,500
Crown Castle International Corp.*(a)	30,786	2,340,352
MTN Group Ltd.	11,830	235,145
SBA Communications Corp., Class A(a)(e)*	4,914	429,828
Sprint Corp.*	306,136	2,060,295
Telephone & Data Systems, Inc.(a)	2,361	73,616
Vodacom Group Ltd.	10,240	117,305
Vodafone Group plc (ADR)(a)	145,817	5,368,982

		11,250,023
TOTAL COMMON STOCKS (cost $608,378,901)		659,889,623
MASTER LIMITED PARTNERSHIPS — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer Equity LP	61,723	4,171,857

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	2,680	$216,276
Plains All American Pipeline LP	2,100	107,562
TOTAL MASTER LIMITED PARTNERSHIPS (cost $4,145,651)		4,495,695
PREFERRED STOCK — 0.5%
Automobiles — 0.5%
General Motors Co.	99,652	5,114,141
TOTAL PREFERRED STOCK (cost $5,002,922)		5,114,141
EXCHANGE TRADED FUNDS — 1.0%
iShares Markit iBoxx Euro High Yield Bond*	14,400	2,119,393
iShares MSCI Brazil Capped ETF*	2,500	125,375
Consumer Discretionary Select Sector SPDR Fund	3,200	202,912
Consumer Staples Select Sector SPDR Fund	6,700	283,745
Energy Select Sector SPDR Fund	1,800	155,502
ETFS Aluminium*	40,650	147,356
ETFS Brent 1mth Oil Securities*	1,090	75,619
ETFS Copper*	3,000	101,955
ETFS Daily Short Copper*	26,200	795,170
ETFS Nickel*	7,600	120,536
ETFS Physical Gold*	610	78,660
ETFS Physical Silver*	4,200	89,025
ETFS Zinc*	22,200	139,305
Financial Select Sector SPDR Fund	7,600	156,256
Health Care Select Sector SPDR Fund	4,700	247,878
Industrial Select Sector SPDR Fund	3,860	187,673
iShares DAX DE	1,450	159,606
Materials Select Sector SPDR Fund	3,600	157,572
Technology Select Sector SPDR Fund	6,200	208,630
Utilities Select Sector SPDR Fund	6,600	256,014

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Exchange Traded Funds (continued)
Vanguard FTSE Emerging Markets ETF	72,000	$3,014,640
Vanguard REIT ETF	30,000	2,073,600
TOTAL EXCHANGE TRADED FUNDS (cost $10,615,616)		10,896,422
MUTUAL FUNDS — 0.3%
Apollo Tactical Income Fund, Inc.	25,000	430,250
BlackRock Corporate High Yield Fund III, Inc.	60,300	443,808
BlackRock Corporate High Yield Fund, Inc.	60,500	432,575
BlackRock Debt Strategies Fund, Inc.	106,800	438,948
BlackRock MuniAssets Fund, Inc.(a)	11,029	133,230
Invesco Municipal Income Opportunities Trust(a)	11,029	68,711
Neuberger Berman High Yield Strategies Fund, Inc.	23,300	315,715
New America High Income Fund, Inc./The	32,428	315,524
Nuveen Dividend Advantage Municipal Fund 3(a)	11,029	139,627
Nuveen Dividend Advantage Municipal Income Fund(a)	18,318	233,555
TOTAL MUTUAL FUNDS (cost $2,880,345)		2,951,943

	PRINCIPAL AMOUNT	VALUE
AGENCY CMO — 1.5%
U.S. Government Agencies — 1.5%
Federal National Mortgage Association Pool, TBA	$15,000,000	15,385,547
TOTAL AGENCY CMO (cost $15,248,437)		15,385,547

	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS — 14.9%
Airlines — 0.4%
American Airlines 2011-1 Class B Pass Through Trust 7.00%, 1/31/2018(b)	$2,257,135	$2,364,348
United Continental Holdings, Inc. 6.38%, 6/1/2018	1,000,000	1,045,000
US Airways Group, Inc. 6.13%, 6/1/2018	1,000,000	988,750

		4,398,098

Auto Components — 0.2%
Continental Rubber of America Corp. 4.50%, 9/15/2019(b)	1,000,000	1,050,307
Goodyear Tire & Rubber Co./The 6.50%, 3/1/2021	1,000,000	1,065,000
Stackpole International Intermediate Co. S.A. 7.75%, 10/15/2021(b)	250,000	260,000

		2,375,307

Building Products — 0.5%
Reliance Intermediate Holdings LP 9.50%, 12/15/2019(b)	5,000,000	5,504,000

Capital Markets — 0.3%
Lehman Brothers Holdings, Inc. 6.20%, 9/26/2014(d)	8,000,000	1,770,000
Nuveen Investments, Inc. 9.13%, 10/15/2017(b)	1,000,000	982,500

		2,752,500

Chemicals — 0.5%
Axiall Corp. 4.88%, 5/15/2023(b)	1,000,000	965,000
Hexion US Finance Corp./ Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	1,547,000	1,601,145

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	PRINCIPAL AMOUNT		VALUE
Chemicals (continued)
Phibro Animal Health Corp. 9.25%, 7/1/2018(b)		$2,095,000	$2,257,362

			4,823,507

Commercial Banks — 1.2%
Bank of Ireland 10.00%, 7/30/2016	EUR	2,000,000	2,927,094
CIT Group, Inc. 5.00%, 8/1/2023		$2,000,000	2,015,000
Fifth Third Capital Trust IV 6.50%, 4/15/2037(a)(c)		6,300,000	6,276,375
KBC Bank N.V. 8.00%, 1/25/2023(c)		1,000,000	1,085,000

			12,303,469

Commercial Services & Supplies — 0.3%
Befesa Zinc S.A.U Via Zinc Capital S.A. 8.88%, 5/15/2018	EUR	1,000,000	1,466,397
George Washington University/The 4.36%, 9/15/2043		$202,000	184,652
Iron Mountain, Inc. 5.75%, 8/15/2024		1,000,000	957,500
Johns Hopkins University 4.08%, 7/1/2053		202,000	183,756

			2,792,305

Computers & Peripherals — 0.1%
Oberthur Technologies Holding SAS 9.25%, 4/30/2020	EUR	1,000,000	1,418,849

	PRINCIPAL AMOUNT		VALUE
Containers & Packaging — 0.1%
Sealed Air Corp. 8.13%, 9/15/2019(b)		$1,000,000	$1,135,000

Diversified Financial Services — 0.4%
Citigroup, Inc. 4.95%, 11/7/2043		1,547,000	1,542,684
PHH Corp. 6.38%, 8/15/2021		1,000,000	1,000,000
Swiss Life AG Via JP Morgan Bank Luxembourg S.A. 5.00%, 11/16/2015(c)	EUR	1,000,000	1,384,905

			3,927,589

Diversified Telecommunication Services — 1.0%
Clearwire Communications LLC / Clearwire Finance, Inc. 14.75%, 12/1/2016(b)		$2,000,000	2,755,000
Ono Finance II plc 10.88%, 7/15/2019(b)		2,415,000	2,632,350
Sprint Capital Corp. 6.88%, 11/15/2028		1,933,000	1,841,183
tw telecom holdings, inc. 5.38%, 10/1/2022		1,000,000	1,000,000
Windstream Corp. 7.75%, 10/1/2021(b)		1,500,000	1,612,500

			9,841,033

Electronic Equipment & Instruments — 0.1%
Trionista TopCo GmbH 6.88%, 4/30/2021	EUR	1,000,000	1,429,358

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	PRINCIPAL AMOUNT		VALUE
Electronic Equipment, Instruments & Components — 0.3%
Sanmina Corp. 7.00%, 5/15/2019(b)		$1,000,000	$1,067,500
Techem GmbH 6.13%, 10/1/2019	EUR	1,000,000	1,472,711

			2,540,211

Energy Equipment & Services — 0.5%
Hercules Offshore, Inc. 7.50%, 10/1/2021(b)		$3,484,000	3,640,780
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021		1,000,000	988,750
Pacific Drilling S.A. 5.38%, 6/1/2020(b)		1,000,000	1,004,851

			5,634,381

Food & Staples Retailing — 0.1%
SUPERVALU, Inc. 6.75%, 6/1/2021(b)		1,000,000	985,000

Gas Utilities — 0.2%
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021(b)		1,000,000	1,012,500
5.63%, 4/15/2023(b)		1,000,000	982,500

			1,995,000

Health Care Providers & Services — 1.2%
CHS/Community Health Systems, Inc. 8.00%, 11/15/2019		3,222,000	3,507,953
CRC Health Corp. 10.75%, 2/1/2016		1,239,000	1,249,841
Highmark, Inc. 4.75%, 5/15/2021(b)		2,815,000	2,693,975

	PRINCIPAL AMOUNT		VALUE
Health Care Providers & Services (continued)
Kinetic Concepts, Inc./ KCI USA, Inc. 10.50%, 11/1/2018		$1,858,000	$2,099,540
Priory Group No 3 plc 7.00%, 2/15/2018	GBP	1,000,000	1,675,553
Tenet Healthcare Corp. 8.00%, 8/1/2020		$1,000,000	1,095,000

			12,321,862

Household Durables — 0.3%
K. Hovnanian Enterprises, Inc. 7.50%, 5/15/2016		2,841,000	3,036,319

Household Products — 0.4%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 8.50%, 5/15/2018		3,866,000	4,117,290

Independent Power Producers & Energy Traders — 0.2%
NRG Energy, Inc. 6.63%, 3/15/2023		2,000,000	2,077,500

IT Services — 0.5%
First Data Corp. 11.75%, 8/15/2021(b)		200,000	203,000
12.63%, 1/15/2021		4,520,000	5,231,900

			5,434,900

Machinery — 0.1%
Manitowoc Co., Inc./The 5.88%, 10/15/2022		1,000,000	1,010,000

Marine — 0.2%
Topaz Marine S.A. 8.63%, 11/1/2018(b)		2,000,000	2,003,681

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	PRINCIPAL AMOUNT		VALUE
Media — 0.4%
Cinemark USA, Inc. 5.13%, 12/15/2022		$500,000	$490,000
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/2022		1,000,000	1,042,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.50%, 9/15/2022	EUR	1,000,000	1,382,515
UPC Holding BV 6.38%, 9/15/2022		1,000,000	1,379,732

			4,294,747

Metals & Mining — 0.0%†
Northland Resources AB 4.00%, 10/15/2020(f)		$1,014,333	106,505

Oil & Gas — 0.4%
Aurora USA Oil & Gas, Inc. 9.88%, 2/15/2017(b)		3,097,000	3,329,275
Memorial Production Partners LP / Memorial Production Finance Corp. 7.63%, 5/1/2021(b)		750,000	765,000

			4,094,275

Oil, Gas & Consumable Fuels — 2.7%
Enterprise Products Operating LLC 8.37%, 8/1/2066(c)		2,588,000	2,859,740
7.03%, 1/15/2068(c)		1,289,000	1,434,012

	PRINCIPAL AMOUNT		VALUE
Oil, Gas & Consumable Fuels (continued)
EPL Oil & Gas, Inc. 8.25%, 2/15/2018		$1,858,000	$1,997,350
Kinder Morgan, Inc./DE 5.63%, 11/15/2023(b)		560,000	563,965
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019		1,437,000	1,602,255
MEG Energy Corp. 7.00%, 3/31/2024(b)		1,400,000	1,431,500
Oasis Petroleum, Inc. 6.88%, 3/15/2022(b)		350,000	379,750
Offshore Group Investment Ltd. 7.50%, 11/1/2019		1,000,000	1,089,867
Peabody Energy Corp. 6.25%, 11/15/2021		1,000,000	1,038,750
Petrohawk Energy Corp. 10.50%, 8/1/2014		4,370,000	4,481,981
Plains Exploration & Production Co. 6.75%, 2/1/2022		1,000,000	1,105,625
Quicksilver Resources, Inc. 9.13%, 8/15/2019		4,795,000	4,687,113
SandRidge Energy, Inc. 8.75%, 1/15/2020		1,000,000	1,090,000
Talisman Energy, Inc. 7.75%, 6/1/2019		3,093,000	3,656,223

			27,418,131

Paper & Forest Products — 0.1%
Smurfit Kappa Acquisitions 5.13%, 9/15/2018	EUR	1,000,000	1,466,370

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	PRINCIPAL AMOUNT		VALUE
Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International 6.38%, 10/15/2020(a)(b)		$1,000,000	$1,070,000

Road & Rail — 0.5%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 4/1/2023		1,000,000	971,250
Hertz Corp./The 5.88%, 10/15/2020		2,000,000	2,110,000
Moto Finance plc 10.25%, 3/15/2017	GBP	1,000,000	1,723,543

			4,804,793

Semiconductors & Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC 5.75%, 3/15/2023(b)		$1,000,000	1,025,000

Software — 0.4%
Interface Security Systems Holdings, Inc. / Interface Security Systems LLC 9.25%, 1/15/2018(b)		4,219,000	4,472,140

Specialty Retail — 0.7%
Burlington Holdings LLC / Burlington Holding Finance, Inc. 9.00%, 2/15/2018(b)		6,582,000	6,779,460

Trading Companies & Distributors — 0.3%
HD Supply, Inc. 11.50%, 7/15/2020		1,886,000	2,277,345

	PRINCIPAL AMOUNT	VALUE
Trading Companies & Distributors (continued)
Neff Rental LLC / Neff Finance Corp. 9.63%, 5/15/2016(b)	$1,000,000	$1,067,500

		3,344,845

Wireless Telecommunication Services — 0.1%
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	1,000,000	1,082,500
TOTAL CORPORATE BONDS (cost $152,855,459)		153,815,925
MUNICIPAL BONDS — 1.1%
Arizona — 0.0%†
Glendale Union High School District No.205 School Improvement Project 2011 3.75%, 7/1/2025	25,000	25,181

California — 0.0%†
Alhambra Parking Authority Lease Parking Facility Project 5.00%, 9/1/2038	120,000	120,363
Clovis Unified School District Election 5.25%, 8/1/2032	325,000	356,411

		476,774

Colorado — 0.0%†
Colorado Health Facilities Authority Revenue Catholic Health Initiatives 5.25%, 1/1/2045	110,000	109,406
Colorado Health Facilities Authority Revenue SCL Health System 5.00%, 1/1/2044	185,000	183,562

		292,968

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	PRINCIPAL AMOUNT	VALUE
Florida — 0.1%
Florida Hurricane Catastrophe Fund Finance Corp 3.00%, 7/1/2020	$930,000	$889,740
Madeira Beach Capital Improvement Revenue 5.00%, 10/1/2037	565,000	567,473

		1,457,213

Georgia — 0.0%†
Cobb County Development Authority Student Housing Senior Kennesaw State University 4.00%, 7/15/2028	175,000	171,033

Illinois — 0.0%†
McHenry And Kane County Community Consolidated School District No.158 5.00%, 1/15/2033	155,000	155,922

Indiana — 0.1%
Indianapolis Industry Local Public Improvement Refunding Stormwater Project 3.25%, 1/1/2025	600,000	597,624

Kansas — 0.0%†
Municipal Energy Agency Power Project Jameson Energy Center Project 5.00%, 7/1/2033	195,000	197,523

Massachusetts — 0.0%†
University Massachusetts Building Authority Project 4.30%, 5/1/2038	55,000	54,523

Michigan — 0.1%
Brownfield Redevelopment Authority Tax Increment 5.38%, 10/1/2038	50,000	50,999

	PRINCIPAL AMOUNT	VALUE
Michigan (continued)
Country Bay Local Government Loan Project Financing Authority 5.13%, 10/1/2038	$835,000	$862,387
Lakeshore Public School Berrien Country 3.00%, 5/1/2025	30,000	27,688

		941,074

Minnesota — 0.1%
Minneapolis Development Revenue Limited Tax Supported Common Bond 4.00%, 6/1/2028	605,000	604,109
University of Minnesota Special Purpose Revenue State Supported Biomedical Science Facilities 3.25%, 8/1/2025	485,000	479,832

		1,083,941

Mississippi — 0.0%†
State University Educational Building Revenue 4.00%, 8/1/2029	100,000	101,776

Missouri — 0.0%†
Chesterfield Certificates Participation Refunding 3.00%, 12/1/2025	455,000	441,491

New York — 0.1%
Monroe County Industrial Development Corporation University Rochester Project 4.50%, 7/1/2031	310,000	317,062
Port Authority of New York & New Jersey 3.25%, 7/15/2033	260,000	205,125

		522,187

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	PRINCIPAL AMOUNT	VALUE
Ohio — 0.0%†
Apollo Career Center Joint Vocational Purpose School District 5.00%, 12/1/2038	$185,000	$190,570

Pennsylvania — 0.1%
Lehigh County Authority Water And Sewer Allentown Concession 5.00%, 12/1/2043	690,000	697,052

Texas — 0.2%
Colony Local Development Corp. Project Infrastructure 4.63%, 10/1/2038	200,000	182,868
El Paso Certificates Obligation 4.00%, 8/15/2030	1,415,000	1,445,435
Transportation Commission Central 5.00%, 8/15/2041	40,000	40,565

		1,668,868

Utah — 0.1%
Charter School Finance Authority Charter School Revenue Providence Hall Elementary School & High School Project 5.00%, 10/15/2043	645,000	627,077

West Virginia — 0.2%
Hospital Finance Authority Refunding United Health System Obligation 5.38%, 6/1/2038	1,155,000	1,187,167
State Water Development Authority Refunding Loan Program 3.00%, 11/1/2024	400,000	394,036

		1,581,203
TOTAL MUNICIPAL BONDS (cost $11,118,713)		11,284,000

	PRINCIPAL AMOUNT	VALUE
SOVEREIGN GOVERNMENTS — 0.7%
France — 0.3%
France Government Bond OAT 2.10%, 7/25/2023	EUR 1,646,175	$2,610,813

Germany — 0.2%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023	1,544,655	2,108,790

Mexico — 0.1%
Mexican Udibonos 3.50%, 12/14/2017	MXN 11,034,402	938,933

United Kingdom — 0.1%
United Kingdom Gilt Inflation Linked Bond 1.88%, 11/22/2022	GBP 610,235	1,207,311
TOTAL SOVEREIGN GOVERNMENTS (cost $6,503,433)		6,865,847
U.S. GOVERNMENT SECURITIES — 0.8%
U.S. Treasury Bond 2.88%, 5/15/2043(a)	$ 2,056,000	1,763,437
U.S. Treasury Note 2.50%, 8/15/2023	2,518,000	2,507,918
U.S. Treasury Inflation Indexed Bond 0.13%, 1/15/2023(a)	4,000,000	3,957,606
TOTAL U.S. GOVERNMENT SECURITIES (cost $8,055,176)		8,228,961

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	PRINCIPAL AMOUNT	VALUE
MONEY MARKET FUNDS — 7.7%
Money Market Funds — 7.7%
JPMorgan U.S. Government Money Market Fund, 0.01%	$31,236,524	$31,236,524
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00%	48,671,302	48,671,302
TOTAL MONEY MARKET FUNDS (cost $79,907,826)		79,907,826

	NO. OF WARRANTS
WARRANTS — 0.3%
General Motors Co., expiring 07/10/16 at $10*	100,000	2,780,000
General Motors Co., expiring 12/31/15 at $42*	30,000	135,000
TOTAL WARRANTS (cost $2,582,165)		2,915,000

	CONTRACTS
PURCHASED OPTIONS AND SWAPTIONS — 0.1%
Call Options Purchased — 0.1%
Beam, Inc., 1/18/2014 @ 70*	50	9,000
Chesapeake Energy Corp., 4/19/2014 @ 28*	150	33,000
Coca-Cola Enterprises, Inc., 1/18/2014 @ 45*	345	17,250
Devon Energy Corp., 4/19/2014 @ 62.5*	75	30,750
Hertz Global Holdings, Inc., 1/18/2014 @ 28*	150	2,250
Home Depot, Inc./The,
12/21/2013 @ 80*	260	33,540
12/21/2013 @ 82.5*	450	27,000

	CONTRACTS	VALUE
Call Options Purchased (continued)
JPMorgan Chase & Co.,
12/21/2013 @ 57.5*	270	$1,810
2/22/2014 @ 57.5*	300	15,000
Quanta Services, Inc., 2/22/2014 @ 30*	125	22,500
Salmat Ltd., 1/18/2014 @ 26*	375	20,250
SPDR S&P 500 ETF Trust, 12/21/2013 @ 165*	250	289,500
Three Month Euro Euribor Interest Rate Future,
3/17/2014 @ 99.63*	386	196,534
3/17/2014 @ 99.88*	386	26,205
6/16/2014 @ 99.63*	386	189,983
6/16/2014 @ 99.88*	386	32,756
Tiffany & Co., 1/18/2014 @ 82.5*	90	20,790

		968,118

Put Options Purchased — 0.0%†
Caterpillar, Inc., 11/16/2013 @ 82.5*	171	13,338
Dick’s Sporting Goods, Inc., 11/16/2013 @ 50*	525	7,875
Dow Chemical Co./The, 1/18/2014 @ 38*	119	14,756
Emerson Electric Co., 1/18/2014 @ 60*	299	16,445
Mattel, Inc., 11/16/2013 @ 40*	105	735
Newmont Mining Corp., 1/18/2014 @ 20*	120	2,160
Nordstrom, Inc., 11/16/2013 @ 55*	400	3,600
SPDR S&P 500 ETF Trust,
11/1/2013 @ 150*	302	302
11/1/2013 @ 158*	147	147
11/1/2013 @ 160*	1,776	1,776
11/16/2013 @ 162*	154	1,386
11/16/2013 @ 172*	1,138	58,038
11/16/2013 @ 174*	136	12,104
11/22/2013 @ 173.5*	145	16,675
12/21/2013 @ 165*	250	20,750
Target Corp., 11/22/2013 @ 62.5*	300	15,300
Toll Brothers, Inc., 1/18/2014 @ 28*	195	9,750

		195,137

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	NOTIONAL AMOUNT	VALUE
Credit Default Swaptions — 0.0%†
Bought credit default protection on CDX.NA.HY Series 21, Version 1, 12/18/2018 @ 0.01	$16,266,000	$35,044
Bought credit default protection on CDX.NA.HY Series 21, Version 1, 12/18/2018 @ 0.01	67,833,000	57,139

		92,183
TOTAL PURCHASED OPTIONS AND SWAPTIONS (premiums paid $1,703,500)		1,255,438
TOTAL INVESTMENT IN SECURITIES (cost $908,998,144)		963,006,368

SECURITIES SOLD SHORT	SHARES	VALUE
COMMON STOCKS — (26.2)%
Aerospace & Defense — (0.6%)
Alliant Techsystems, Inc.	(1,055)	$(114,858)
Hexcel Corp.*	(3,233)	(136,788)
KEYW Holding Corp./The*	(17,880)	(205,620)
Lockheed Martin Corp.	(5,442)	(725,636)
Northrop Grumman Corp.	(6,716)	(722,037)
Raytheon Co.	(27,261)	(2,245,488)
Rockwell Collins, Inc.	(7,700)	(537,691)
Taser International, Inc.*	(16,880)	(299,958)
Textron, Inc.	(24,982)	(719,232)
TransDigm Group, Inc.	(2,400)	(348,984)

		(6,056,292)

Air Freight & Logistics — (0.5%)
CH Robinson Worldwide, Inc.	(38,502)	(2,300,110)
Expeditors International of Washington, Inc.	(44,229)	(2,003,131)
FedEx Corp.	(5,477)	(717,487)

		(5,020,728)

Auto Components — (0.2%)
BorgWarner, Inc.	(13,250)	(1,366,472)
Johnson Controls, Inc.	(10,560)	(487,344)
Tenneco, Inc.*	(3,098)	(164,411)

		(2,018,227)

Automobiles — (0.6%)
General Motors Co.*	(123,600)	(4,567,020)
Harley-Davidson, Inc.*	(18,996)	(1,216,504)
Tesla Motors, Inc.*	(400)	(63,976)
Winnebago Industries, Inc.*	(10,470)	(310,540)

		(6,158,040)

Beverages — (0.3%)
Beam, Inc.	(10,348)	(696,421)
Coca-Cola Co./The	(45,311)	(1,792,956)
Dr Pepper Snapple Group, Inc.	(3,632)	(171,975)
Molson Coors Brewing Co., Class B	(5,689)	(307,206)
Monster Beverage Corp.*	(2,888)	(165,280)
PepsiCo, Inc.	(1,561)	(131,265)

		(3,265,103)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Biotechnology — (0.5%)
Acorda Therapeutics, Inc.*	(6,640)	$(203,251)
Alkermes plc*	(3,699)	(130,168)
Cepheid, Inc.*	(4,695)	(191,180)
Cubist Pharmaceuticals, Inc.*	(10,428)	(646,536)
Gilead Sciences, Inc.*	(10,011)	(710,681)
Incyte Corp. Ltd.*	(23,976)	(935,064)
InterMune, Inc.*	(10,469)	(147,508)
Ironwood Pharmaceuticals, Inc.*	(17,610)	(169,232)
Medivation, Inc.*	(11,955)	(715,626)
NPS Pharmaceuticals, Inc.*	(23,743)	(683,324)
Regeneron Pharmaceuticals, Inc.*	(770)	(221,452)
Theravance, Inc.*	(11,539)	(422,789)
United Therapeutics Corp.*	(4,569)	(404,448)

		(5,581,259)

Building Products — (0.1%)
Owens Corning*	(2,837)	(101,933)
USG Corp.*	(18,521)	(505,809)

		(607,742)

Capital Markets — (0.8%)
Charles Schwab Corp./The	(18,064)	(409,150)
Credit Suisse Group AG (ADR)*	(11,368)	(353,886)
Evercore Partners, Inc., Class A	(1,895)	(95,641)
Federated Investors, Inc., Class B	(6,454)	(175,032)
Franklin Resources, Inc.	(8,658)	(466,320)
Goldman Sachs Group, Inc./The	(15,600)	(2,509,416)
Morgan Stanley	(4,941)	(141,955)
Northern Trust Corp.	(11,000)	(620,620)
Stifel Financial Corp.*	(5,755)	(235,667)
T Rowe Price Group, Inc.	(20,900)	(1,617,869)
TD Ameritrade Holding Corp.	(25,374)	(691,695)
UBS AG*	(17,822)	(345,034)
Waddell & Reed Financial, Inc., Class A	(9,511)	(587,304)
WisdomTree Investments, Inc.*	(20,240)	(281,336)

		(8,530,925)

	SHARES	VALUE
Chemicals — (0.6%)
Axiall Corp.	(13,940)	$(542,127)
CF Industries Holdings, Inc.	(3,364)	(725,278)
Cytec Industries, Inc.	(1,473)	(122,392)
Dow Chemical Co./The	(12,000)	(473,640)
Ecolab, Inc.	(6,839)	(724,934)
FMC Corp.	(12,831)	(933,583)
Innophos Holdings, Inc.	(15,165)	(760,070)
Monsanto Co.	(5,100)	(534,888)
PolyOne Corp.	(2,110)	(63,933)
Potash Corp of Saskatchewan, Inc.	(22,631)	(703,824)
Sigma-Aldrich Corp.	(9,700)	(838,371)
Valspar Corp./The	(4,100)	(286,877)

		(6,709,917)

Commercial Banks — (0.7%)
Banco Bradesco S.A. (ADR)	(47,363)	(682,974)
Barclays plc (ADR)	(23,070)	(387,807)
BB&T Corp.	(2,610)	(88,662)
Comerica, Inc.	(19,000)	(822,700)
First Republic Bank/CA	(11,700)	(597,519)
Hancock Holding Co.	(1,721)	(56,414)
ICICI Bank Ltd. (ADR)	(3,944)	(147,190)
Itau Unibanco Holding S.A. (ADR)	(26,218)	(404,019)
M&T Bank Corp.	(5,700)	(641,421)
Regions Financial Corp.	(38,013)	(366,065)
Royal Bank of Canada	(1,443)	(96,941)
US Bancorp/MN	(31,822)	(1,188,870)
Wells Fargo & Co.	(43,610)	(1,861,711)

		(7,342,293)

Commercial Services & Supplies — (0.4%)
Cintas Corp.	(5,093)	(273,851)
Deluxe Corp.	(5,736)	(270,108)
Interface, Inc.	(100,000)	(2,025,000)
Pitney Bowes, Inc.	(34,908)	(744,937)
R.R. Donnelley & Sons Co.	(18,937)	(351,660)
Ritchie Bros Auctioneers, Inc.	(3,892)	(77,061)
Stericycle, Inc.*	(6,600)	(766,920)

		(4,509,537)

Communications Equipment — (0.2%)
ADTRAN, Inc.	(4,735)	(111,178)
CalAmp Corp.*	(13,840)	(325,655)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Communications Equipment (continued)
Ciena Corp.*	(26,292)	$(611,815)
Finisar Corp.*	(27,326)	(628,771)
JDS Uniphase Corp.*	(2,529)	(33,105)
Juniper Networks, Inc.*	(3,937)	(73,386)
Telefonaktiebolaget LM Ericsson (ADR)	(13,453)	(161,301)

		(1,945,211)

Computers & Peripherals — (0.2%)
Apple, Inc.	(657)	(343,184)
NCR Corp.*	(11,932)	(436,115)
Seagate Technology plc	(14,696)	(715,401)
Stratasys Ltd.*	(6,456)	(731,013)
Synaptics, Inc.*	(2,167)	(100,765)

		(2,326,478)

Construction & Engineering — (0.1%)
AECOM Technology Corp.*	(4,246)	(134,938)
Chicago Bridge & Iron Co. N.V.	(6,000)	(444,540)
Foster Wheeler AG*	(6,018)	(162,426)
MasTec, Inc.*	(7,984)	(255,248)

		(997,152)

Construction Materials — (0.1%)
Cemex SAB de CV (ADR)*	(45,036)	(476,481)
Vulcan Materials Co.	(3,900)	(208,845)

		(685,326)

Consumer Finance — (0.0%)†
SLM Corp.	(18,539)	(470,334)

Containers & Packaging — (0.1%)
Ball Corp.	(4,339)	(212,134)
Bemis Co., Inc.	(3,846)	(153,455)
Crown Holdings, Inc.*	(15,300)	(667,080)
Owens-Illinois, Inc.*	(2,433)	(77,345)
Sealed Air Corp.	(11,498)	(347,010)

		(1,457,024)

Diversified Consumer Services — (0.2%)
Apollo Group, Inc., Class A*	(25,500)	(680,595)
DeVry, Inc.	(5,446)	(195,511)
ITT Educational Services, Inc.*	(6,050)	(242,726)
Sotheby’s	(11,953)	(620,361)

	SHARES	VALUE
Diversified Consumer Services (continued)
Weight Watchers International, Inc.	(9,346)	$(300,100)

		(2,039,293)

Diversified Financial Services — (0.5%)
Bank of America Corp.	(263,918)	(3,684,295)
CBOE Holdings, Inc.	(6,172)	(299,342)
ING Groep N.V. (ADR)*	(33)	(420)
IntercontinentalExchange, Inc.*	(2,400)	(462,552)
JPMorgan Chase & Co.	(4,383)	(225,900)
Moody’s Corp.	(7,259)	(512,921)
PHH Corp.*	(9,668)	(232,515)

		(5,417,945)

Diversified Telecommunication Services — (0.5%)
AT&T, Inc.	(93,100)	(3,370,220)
CenturyLink, Inc.	(6,531)	(221,140)
China Unicom Hong Kong Ltd. (ADR)	(4,471)	(69,747)
Level 3 Communications, Inc.*	(17,083)	(521,886)
Windstream Holdings, Inc.	(59,305)	(507,058)

		(4,690,051)

Electric Utilities — (0.6%)
Cia Paranaense de Energia (ADR)	(1,233)	(17,114)
CPFL Energia S.A. (ADR)	(3,357)	(56,666)
Exelon Corp.	(146,357)	(4,177,029)
FirstEnergy Corp.	(13,990)	(529,801)
Korea Electric Power Corp. (ADR)	(3,451)	(45,691)
Portland General Electric Co.	(1,669)	(47,900)
Southern Co./The	(24,051)	(983,927)

		(5,858,128)

Electrical Equipment — (0.4%)
ABB Ltd. (ADR)*	(13,059)	(332,613)
AMETEK, Inc.	(13,900)	(664,837)
Emerson Electric Co.	(27,126)	(1,816,628)
Polypore International, Inc.*	(5,046)	(228,079)
Rockwell Automation, Inc.	(3,526)	(389,306)
Roper Industries, Inc.	(1,800)	(228,258)

		(3,659,721)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Electronic Equipment, Instruments & Components — (0.1%)
Amphenol Corp., Class A	(5,300)	$(425,537)
Arrow Electronics, Inc.*	(1,538)	(73,855)
Avnet, Inc.	(2,116)	(84,005)
Dolby Laboratories, Inc., Class A	(4,653)	(166,298)
FLIR Systems, Inc.	(6,486)	(184,721)
IPG Photonics Corp.	(5,558)	(368,329)
Itron, Inc.*	(438)	(18,690)
Universal Display Corp.*	(6,526)	(208,179)

		(1,529,614)

Energy Equipment & Services — (1.4%)
Baker Hughes, Inc.	(5,088)	(295,562)
C&J Energy Services, Inc.*	(19,100)	(440,064)
Cameron International Corp.*	(41,179)	(2,259,080)
Core Laboratories N.V.	(5,900)	(1,104,598)
Diamond Offshore Drilling, Inc.	(1,719)	(106,458)
FMC Technologies, Inc.*	(47,741)	(2,413,307)
Geospace Technologies Corp.*	(3,030)	(295,183)
Halliburton Co.	(38,900)	(2,062,867)
Helmerich & Payne, Inc.	(9,385)	(727,807)
National Oilwell Varco, Inc.	(35,969)	(2,919,963)
Oil States International, Inc.*	(400)	(43,452)
RPC, Inc.	(3,503)	(64,245)
Schlumberger Ltd.	(2,909)	(272,631)
Seadrill Ltd.	(14,364)	(669,650)
Transocean Ltd.	(21,400)	(1,007,298)

		(14,682,165)

Food & Staples Retailing — (0.2%)
Cia Brasileira de Distribuicao Grupo Pao de Acucar (ADR)	(3,616)	(182,319)
United Natural Foods, Inc.*	(1,587)	(113,391)
Wal-Mart Stores, Inc.	(9,459)	(725,978)
Whole Foods Market, Inc.	(12,998)	(820,564)

		(1,842,252)

	SHARES	VALUE
Food Products — (0.7%)
Boulder Brands, Inc.*	(14,360)	$(235,361)
BRF S.A. (ADR)	(13,361)	(313,048)
Bunge Ltd.	(8,847)	(726,604)
Campbell Soup Co.	(8,000)	(340,560)
Darling International, Inc.*	(36,700)	(854,009)
Flowers Foods, Inc.	(9,460)	(239,716)
General Mills, Inc.	(14,800)	(746,216)
Hain Celestial Group, Inc./The*	(7,374)	(613,738)
Hillshire Brands Co.	(7,851)	(257,748)
Hormel Foods Corp.	(6,928)	(301,091)
Kellogg Co.	(12,071)	(763,491)
McCormick & Co., Inc./MD	(22,635)	(1,565,210)
Unilever plc (ADR)	(3,251)	(131,958)

		(7,088,750)

Gas Utilities — (0.1%)
ONEOK, Inc.	(12,801)	(723,257)

Health Care Equipment & Supplies — (0.6%)
Abbott Laboratories	(18,293)	(668,609)
Alere, Inc.*	(5,264)	(177,555)
Align Technology, Inc.*	(5,509)	(314,343)
CareFusion Corp.*	(1,004)	(38,925)
Cerus Corp.*	(41,370)	(261,045)
Covidien plc	(9,449)	(605,775)
CR Bard, Inc.	(9,832)	(1,339,315)
DexCom, Inc.*	(1,634)	(46,945)
Edwards Lifesciences Corp.*	(8,073)	(526,279)
Hologic, Inc.*	(29,385)	(657,930)
IDEXX Laboratories, Inc.*	(3,700)	(399,082)
Intuitive Surgical, Inc.*	(400)	(148,600)
Medtronic, Inc.	(1,001)	(57,457)
Mindray Medical International Ltd. (ADR)	(7,608)	(286,137)
ResMed, Inc.	(14,139)	(731,552)
Teleflex, Inc.	(21)	(1,936)
Thoratec Corp.*	(1,662)	(71,782)
Varian Medical Systems, Inc.*	(4,200)	(304,836)

		(6,638,103)

Health Care Providers & Services — (0.3%)
Accretive Health, Inc.*	(2,003)	(16,545)
Centene Corp.*	(3,593)	(201,783)
Express Scripts Holding Co.*	(4,024)	(251,580)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Health Care Providers & Services (continued)
HealthSouth Corp.	(1,415)	$(49,681)
Henry Schein, Inc.*	(4,100)	(460,963)
Laboratory Corp of America Holdings*	(5,451)	(550,006)
McKesson Corp.	(1,282)	(200,428)
Omnicare, Inc.	(13,227)	(729,469)
Quest Diagnostics, Inc.	(12,196)	(730,662)
WellPoint, Inc.	(4,416)	(374,477)

		(3,565,594)

Health Care Technology — (0.2%)
Allscripts Healthcare Solutions, Inc.*	(10,096)	(139,628)
athenahealth, Inc.*	(3,995)	(533,372)
Cerner Corp.*	(18,618)	(1,043,167)

		(1,716,167)

Hotels, Restaurants & Leisure — (0.5%)
Boyd Gaming Corp.*	(17,639)	(186,268)
Carnival Corp.	(21,703)	(752,009)
Cheesecake Factory, Inc./The	(1,844)	(87,129)
Chipotle Mexican Grill, Inc.*	(1,672)	(881,094)
Darden Restaurants, Inc.	(13,830)	(712,660)
Las Vegas Sands Corp.	(9,750)	(684,645)
Texas Roadhouse, Inc.	(5,436)	(149,055)
Yum! Brands, Inc.	(20,273)	(1,370,860)

		(4,823,720)

Household Durables — (0.4%)
DR Horton, Inc.	(7,300)	(138,335)
Garmin Ltd.	(15,071)	(704,569)
Harman International Industries, Inc.	(8,016)	(649,457)
Lennar Corp., Class A	(4,900)	(174,195)
Sony Corp. (ADR)	(9,808)	(169,188)
Tempur-Pedic International, Inc.*	(22,000)	(843,700)
Toll Brothers, Inc.*	(19,600)	(644,448)
Tupperware Brands Corp.	(4,011)	(359,586)

		(3,683,478)

Household Products — (0.2%)
Clorox Co./The	(10,400)	(937,976)
Colgate-Palmolive Co.	(22,800)	(1,475,844)

		(2,413,820)

	SHARES	VALUE
Independent Power Producers & Energy Traders — (0.2%)
Calpine Corp.*	(27,026)	$(545,114)
Dynegy, Inc.*	(3,829)	(74,398)
NRG Energy, Inc.	(41,561)	(1,185,735)

		(1,805,247)

Industrial Conglomerates — (0.1%)
General Electric Co.	(27,588)	(721,151)
Siemens AG (ADR)	(919)	(117,641)

		(838,792)

Insurance — (1.1%)
Aflac, Inc.	(10,858)	(705,553)
American International Group, Inc.	(13,923)	(719,123)
Amtrust Financial Services, Inc.	(6,605)	(253,368)
Aon plc	(9,066)	(717,030)
Arch Capital Group Ltd.*	(1,144)	(66,306)
Aspen Insurance Holdings Ltd.	(1,380)	(53,834)
Assurant, Inc.	(7,219)	(422,167)
Assured Guaranty Ltd.	(11,842)	(242,761)
Everest Re Group Ltd.	(1,627)	(250,135)
Fidelity National Financial, Inc., Class A	(19,121)	(538,256)
First American Financial Corp.	(5,486)	(141,868)
HCI Group, Inc.	(6,550)	(287,807)
Lincoln National Corp.	(78,381)	(3,559,281)
Marsh & McLennan Cos., Inc.	(15,692)	(718,693)
MBIA, Inc.*	(21,916)	(249,185)
Progressive Corp./The	(42,804)	(1,111,620)
Torchmark Corp.	(13,400)	(976,324)
Willis Group Holdings plc	(13,595)	(612,727)

		(11,626,038)

Internet & Catalog Retail — (0.2%)
Amazon.com, Inc.*	(1,537)	(559,514)
Ctrip.com International Ltd. (ADR)*	(12,820)	(695,485)
Groupon, Inc.*	(800)	(7,304)
HomeAway, Inc.*	(25,000)	(741,250)
Shutterfly, Inc.*	(6,652)	(326,879)

		(2,330,432)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Internet Software & Services — (0.5%)
Akamai Technologies, Inc.*	(10,447)	$(467,399)
Baidu, Inc. (ADR)*	(2,235)	(359,611)
Cornerstone OnDemand, Inc.*	(4,410)	(208,902)
eBay, Inc.*	(4,642)	(244,680)
eGain Corp.*	(17,760)	(203,885)
j2 Global, Inc.	(1,852)	(101,823)
LinkedIn Corp., Class A*	(950)	(212,486)
Liquidity Services, Inc.*	(3,279)	(85,615)
MercadoLibre, Inc.	(2,034)	(273,848)
OpenTable, Inc.*	(3,599)	(250,058)
Rackspace Hosting, Inc.*	(18,598)	(952,775)
VeriSign, Inc.*	(13,420)	(728,438)
Yahoo!, Inc.*	(26,080)	(858,814)

		(4,948,334)

IT Services — (0.6%)
Acxiom Corp.*	(6,516)	(216,527)
Alliance Data Systems Corp.*	(1,799)	(426,471)
Broadridge Financial Solutions, Inc.	(606)	(21,307)
Cognizant Technology Solutions Corp., Class A*	(8,318)	(723,084)
CoreLogic, Inc.*	(2,879)	(95,784)
Fiserv, Inc.*	(934)	(97,818)
Gartner, Inc.*	(8,012)	(472,307)
Global Payments, Inc.	(10,986)	(653,447)
Heartland Payment Systems, Inc.	(1,599)	(64,680)
Infosys Ltd. (ADR)	(13,444)	(713,339)
Leidos Holdings, Inc.	(9,171)	(431,862)
MasterCard, Inc., Class A	(973)	(697,738)
Paychex, Inc.	(17,198)	(726,788)
Visa, Inc., Class A	(3,569)	(701,915)
Western Union Co./The	(37,558)	(639,237)

		(6,682,304)

Leisure Equipment & Products — (0.4%)
Brunswick Corp./DE	(6,674)	(301,198)
Mattel, Inc.	(75,600)	(3,354,372)
Polaris Industries, Inc.	(2,822)	(369,541)

		(4,025,111)

Life Sciences Tools & Services — (0.1%)
Illumina, Inc.*	(6,393)	(597,809)
Waters Corp.*	(5,100)	(514,692)

		(1,112,501)

	SHARES	VALUE
Machinery — (1.3%)
Actuant Corp., Class A	(4,427)	$(166,278)
AGCO Corp.	(4,586)	(267,731)
Caterpillar, Inc.	(8,713)	(726,316)
Colfax Corp.*	(540)	(30,218)
Cummins, Inc.	(2,350)	(298,497)
Deere & Co.	(34,200)	(2,798,928)
Dover Corp.	(14,200)	(1,303,418)
Joy Global, Inc.	(12,718)	(721,747)
Kennametal, Inc.	(4,724)	(217,304)
Manitowoc Co., Inc./The	(20,453)	(398,015)
PACCAR, Inc.	(47,300)	(2,629,880)
Pall Corp.	(2,394)	(192,765)
Parker Hannifin Corp.	(25,900)	(3,023,048)
Terex Corp.*	(6,954)	(243,042)
Trinity Industries, Inc.	(12,577)	(636,774)
Wabtec Corp./DE	(4,417)	(287,944)

		(13,941,905)

Media — (0.9%)
Cinemark Holdings, Inc.	(4,303)	(141,182)
DIRECTV*	(29,049)	(1,815,272)
Discovery Communications, Inc., Class A*	(5,600)	(497,952)
DISH Network Corp., Class A	(14,762)	(711,528)
DreamWorks Animation SKG, Inc., Class A*	(12,272)	(420,193)
Grupo Televisa SAB (ADR)	(10,076)	(306,714)
Imax Corp.*	(12,048)	(351,199)
Lions Gate Entertainment Corp.*	(14,473)	(500,476)
Regal Entertainment Group, Class A	(7,327)	(139,286)
Scripps Networks Interactive, Inc., Class A	(24,600)	(1,980,300)
Thomson Reuters Corp.	(3,260)	(122,478)
Twenty-First Century Fox, Inc., Class A	(20,869)	(711,216)
Valassis Communications, Inc.	(5,216)	(142,710)
Walt Disney Co./The	(20,278)	(1,390,868)

		(9,231,374)

Metals & Mining — (0.5%)
Agnico Eagle Mines Ltd.	(3,685)	(108,818)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Metals & Mining (continued)
Allegheny Technologies, Inc.	(8,416)	$(278,570)
AngloGold Ashanti Ltd. (ADR)	(12,977)	(195,953)
ArcelorMittal (NYRS)	(383)	(6,036)
Barrick Gold Corp.	(35,487)	(688,093)
BHP Billiton Ltd. (ADR)	(10,227)	(722,947)
Carpenter Technology Corp.	(2,776)	(164,700)
Cliffs Natural Resources, Inc.	(28,880)	(741,638)
Pan American Silver Corp.	(14,381)	(152,582)
Randgold Resources Ltd. (ADR)	(4,938)	(364,918)
Rio Tinto plc (ADR)	(14,120)	(715,884)
Sesa Sterlite Ltd. (ADR)*	(3,288)	(42,415)
Stillwater Mining Co.*	(15,538)	(169,520)
United States Steel Corp.	(14,984)	(372,952)
Vale S.A. (ADR)	(44,521)	(712,781)

		(5,437,807)

Multiline Retail — (0.4%)
Big Lots, Inc.*	(4,742)	(172,419)
Dillard’s, Inc., Class A	(1,673)	(137,152)
Family Dollar Stores, Inc.	(19,800)	(1,363,824)
Kohl’s Corp.	(8,032)	(456,218)
Macy’s, Inc.	(12,571)	(579,649)
Nordstrom, Inc.	(12,048)	(728,543)
Target Corp.	(11,071)	(717,290)

		(4,155,095)

Multi-Utilities — (0.3%)
CenterPoint Energy, Inc.	(23,421)	(576,157)
Consolidated Edison, Inc.	(12,416)	(722,860)
Public Service Enterprise Group, Inc.	(11,159)	(373,826)
Sempra Energy	(11,000)	(1,002,540)

		(2,675,383)

Oil, Gas & Consumable Fuels — (1.9%)
Apache Corp.	(37,300)	(3,312,240)
Bill Barrett Corp.*	(15,678)	(433,810)
Cabot Oil & Gas Corp.	(43,000)	(1,518,760)
Carrizo Oil & Gas, Inc.*	(22,726)	(996,308)
Cheniere Energy, Inc.*	(2,500)	(99,500)
Chesapeake Energy Corp.	(25,843)	(722,570)
Cimarex Energy Co.	(5,960)	(627,886)
Concho Resources, Inc.*	(1,900)	(210,159)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	(29,081)	$(2,131,637)
Continental Resources, Inc.*	(6,350)	(723,265)
Diamondback Energy, Inc.*	(5,330)	(275,295)
Ecopetrol S.A. (ADR)	(2,170)	(102,771)
Emerald Oil, Inc.*	(32,010)	(278,487)
Encana Corp.	(39,430)	(706,586)
Energen Corp.	(8,562)	(670,576)
Energy XXI Bermuda Ltd.	(6,238)	(181,276)
EQT Corp.	(1,097)	(93,914)
Exxon Mobil Corp.	(4,333)	(388,324)
Golar LNG Ltd.	(5,806)	(215,577)
Gulfport Energy Corp.*	(5,222)	(306,479)
Hess Corp.	(8,712)	(707,414)
Kinder Morgan Management LLC*	(1)	(54)
Murphy Oil Corp.	(811)	(48,920)
Newfield Exploration Co.*	(23,161)	(705,252)
Noble Energy, Inc.	(1,579)	(118,315)
Oasis Petroleum, Inc.*	(1,621)	(86,318)
Petroleo Brasileiro S.A. (ADR)	(18,963)	(330,525)
Pioneer Natural Resources Co.	(1,500)	(307,170)
Range Resources Corp.	(11,923)	(902,690)
Resolute Energy Corp.*	(27,090)	(254,104)
Rex Energy Corp.*	(10,840)	(233,060)
Rosetta Resources, Inc.*	(11,768)	(705,374)
Ship Finance International Ltd.	(3,502)	(57,958)
Southwestern Energy Co.*	(1,000)	(37,220)
Spectra Energy Corp.	(14,800)	(526,436)
Statoil ASA (ADR)	(9,985)	(235,946)
Ultra Petroleum Corp.*	(29,452)	(540,739)
W&T Offshore, Inc.	(1,890)	(36,080)
World Fuel Services Corp.	(4,400)	(167,860)

		(19,996,855)

Paper & Forest Products — (0.1%)
International Paper Co.	(15,354)	(684,942)

Personal Products — (0.1%)
Estee Lauder Cos., Inc./The, Class A	(10,100)	(716,696)
Herbalife Ltd.	(27)	(1,750)

		(718,446)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Pharmaceuticals — (0.5%)
Bristol-Myers Squibb Co.	(13,692)	$(719,104)
Eli Lilly & Co.	(14,492)	(721,991)
Endocyte, Inc.*	(15,930)	(166,150)
Hospira, Inc.*	(8,432)	(341,665)
Jazz Pharmaceuticals plc*	(8,020)	(727,735)
Medicines Co./The*	(7,130)	(241,850)
Merck & Co., Inc.	(16,080)	(725,047)
Mylan, Inc./PA*	(14,851)	(562,407)
Pfizer, Inc.	(788)	(24,176)
Questcor Pharmaceuticals, Inc.	(12,122)	(743,927)
Teva Pharmaceutical Industries Ltd. (ADR)	(2,290)	(84,936)

		(5,058,988)

Professional Services — (0.2%)
Acacia Research Corp.	(245)	(3,697)
Dun & Bradstreet Corp./The	(1,499)	(163,076)
IHS, Inc., Class A*	(3,700)	(403,485)
Robert Half International, Inc.	(11,908)	(458,815)
Verisk Analytics, Inc., Class A*	(15,094)	(1,034,241)

		(2,063,314)

Real Estate Management & Development —(0.0%)†
Forestar Group, Inc.*	(10,790)	(240,941)
St. Joe Co./The*	(3,440)	(64,225)

		(305,166)

Road & Rail — (0.1%)
CSX Corp.	(27,196)	(708,728)
Kansas City Southern	(2,000)	(243,040)
Roadrunner Transportation Systems, Inc.*	(8,630)	(228,695)

		(1,180,463)

Semiconductors & Semiconductor Equipment — (1.1%)
Altera Corp.	(7,297)	(245,179)
ARM Holdings plc (ADR)	(15,153)	(715,070)
Cavium, Inc.*	(2,610)	(105,209)
Cirrus Logic, Inc.*	(38,613)	(866,090)
Cree, Inc.*	(6,854)	(416,380)

	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
First Solar, Inc.*	(1,091)	$(54,845)
Intel Corp.	(29,699)	(725,547)
KLA-Tencor Corp.	(28,100)	(1,843,360)
Linear Technology Corp.	(66,000)	(2,715,240)
LSI Corp.	(15,813)	(134,094)
Mellanox Technologies Ltd.*	(11,766)	(426,870)
NVIDIA Corp.	(45,471)	(690,250)
OmniVision Technologies, Inc.*	(3,030)	(42,450)
Skyworks Solutions, Inc.*	(3,827)	(98,660)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(10,363)	(190,783)
Texas Instruments, Inc.	(17,437)	(733,749)
Trina Solar Ltd. (ADR)*	(31,108)	(456,354)
Veeco Instruments, Inc.*	(4,698)	(137,229)
Xilinx, Inc.	(16,595)	(753,745)

		(11,351,104)

Software — (0.8%)
ACI Worldwide, Inc.*	(817)	(45,033)
Activision Blizzard, Inc.	(17,876)	(297,457)
Adobe Systems, Inc.*	(7,555)	(409,481)
Bottomline Technologies de, Inc.*	(8,720)	(273,982)
CA, Inc.	(4,633)	(147,144)
Check Point Software Technologies Ltd.*	(9,344)	(542,139)
CommVault Systems, Inc.*	(2,690)	(210,035)
Concur Technologies, Inc.*	(4,833)	(505,532)
Ellie Mae, Inc.*	(7,610)	(219,929)
Intuit, Inc.	(10,177)	(726,740)
MICROS Systems, Inc.*	(9,319)	(505,556)
Microsoft Corp.	(20,452)	(722,978)
NetSuite, Inc.*	(1,930)	(194,699)
Nuance Communications, Inc.*	(27,275)	(424,399)
PTC, Inc.*	(5,510)	(152,737)
Qlik Technologies, Inc.*	(10,953)	(277,549)
Red Hat, Inc.*	(1,100)	(47,597)
Salesforce.com, Inc.*	(13,781)	(735,354)
SAP AG (ADR)	(9,232)	(723,327)
SolarWinds, Inc.*	(6,000)	(217,140)
Synchronoss Technologies, Inc.*	(6,210)	(214,990)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Software (continued)
Take-Two Interactive Software, Inc.*	(13,830)	$(247,695)

		(7,841,493)

Specialty Retail — (1.0%)
Advance Auto Parts, Inc.	(7,274)	(721,435)
ANN, Inc.*	(4,062)	(143,632)
Ascena Retail Group, Inc.*	(18,298)	(362,117)
Chico’s FAS, Inc.	(19,019)	(326,176)
Dick’s Sporting Goods, Inc.	(55,900)	(2,974,439)
Express, Inc.*	(6,600)	(153,186)
Finish Line, Inc./The, Class A	(5,487)	(137,394)
Foot Locker, Inc.	(12,249)	(425,040)
GameStop Corp., Class A	(9,918)	(543,705)
Guess?, Inc.	(7,374)	(230,438)
Hibbett Sports, Inc.*	(1,630)	(95,078)
L Brands, Inc.	(11,707)	(732,975)
Lowe’s Cos., Inc.	(5,324)	(265,029)
Lumber Liquidators Holdings, Inc.*	(5,553)	(634,097)
Monro Muffler Brake, Inc.	(17,400)	(800,400)
Penske Automotive Group, Inc.	(4,685)	(185,620)
Rent-A-Center, Inc./TX	(3,146)	(107,719)
Staples, Inc.	(45,158)	(727,947)
TJX Cos., Inc.	(58)	(3,526)
Ulta Salon Cosmetics & Fragrance, Inc.*	(9,258)	(1,192,893)
Vitamin Shoppe, Inc.*	(1,427)	(66,941)

		(10,829,787)

Textiles, Apparel & Luxury Goods — (0.4%)
Coach, Inc.	(8,767)	(444,312)
Crocs, Inc.*	(11,858)	(144,430)
Deckers Outdoor Corp.*	(3,508)	(241,456)
Fossil Group, Inc.*	(1,681)	(213,386)
Hanesbrands, Inc.	(6,336)	(431,608)
Iconix Brand Group, Inc.*	(1,750)	(63,158)
Lululemon Athletica, Inc.*	(8,500)	(586,925)
Michael Kors Holdings Ltd.*	(3,140)	(241,623)
Skechers U.S.A., Inc., Class A*	(7,728)	(225,194)
Under Armour, Inc., Class A*	(13,230)	(1,073,614)

		(3,665,706)

	SHARES	VALUE
Thrifts & Mortgage Finance — (0.1%)
New York Community Bancorp, Inc.	(1,138)	$(18,447)
Ocwen Financial Corp.*	(12,320)	(692,754)

		(711,201)

Trading Companies & Distributors — (0.2%)
Fastenal Co.	(25,598)	(1,274,780)
TAL International Group, Inc.	(4,261)	(205,849)
WESCO International, Inc.*	(1,402)	(119,815)

		(1,600,444)

Water Utilities — (0.0%)†
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	(317)	(3,363)

Wireless Telecommunication Services — (0.2%)
America Movil SAB de CV (ADR)	(33,571)	(718,755)
SBA Communications Corp., Class A*	(2,200)	(192,434)
SK Telecom Co., Ltd. (ADR)	(6,514)	(159,463)
Tim Participacoes S.A. (ADR)	(21,222)	(539,463)
Vodafone Group plc (ADR)	(9,004)	(331,527)

		(1,941,642)
TOTAL COMMON STOCKS (proceeds received $261,604,536)		(270,816,883)
EXCHANGE TRADED FUNDS — (18.7%)
Consumer Discretionary Select Sector SPDR Fund	(178,500)	(11,318,685)
Consumer Staples Select Sector SPDR Fund	(172,180)	(7,291,823)
Energy Select Sector SPDR Fund	(72,030)	(6,222,672)
Financial Select Sector SPDR Fund	(51,400)	(1,056,784)
Health Care Select Sector SPDR Fund	(58,223)	(3,070,681)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	SHARES	VALUE
Exchange Traded Funds (continued)
Industrial Select Sector SPDR Fund	(298,310)	$(14,503,832)
iShares iBoxx $ High Yield Corporate Bond ETF	(61,864)	(5,778,098)
iShares Russell 2000 Index Fund	(262,756)	(28,700,838)
iShares Russell 2000 Value Index Fund	(56,430)	(5,337,149)
iShares US Telecommunications ETF*	(28,400)	(832,688)
Materials Select Sector SPDR Fund	(77,920)	(3,410,558)
SPDR S&P 500 ETF Trust	(538,438)	(94,619,710)
Technology Select Sector SPDR Fund	(284,000)	(9,556,600)
Utilities Select Sector SPDR Fund	(54,200)	(2,102,418)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $175,626,424)		(193,802,536)

	PRINCIPAL AMOUNT
CORPORATE BONDS — (1.2%)
Containers & Packaging — (0.0%)†
Ball Corp. 6.75%, 9/15/2020	$(311,000)	(340,545)

Hotels, Restaurants & Leisure — (0.1%)
Caesars Entertainment Resort Properties LLC 8.00%, 10/1/2020(b)	(976,000)	(985,760)

Insurance — (0.1%)
MetLife, Inc. 5.70%, 6/15/2035	(965,000)	(1,093,767)

Life Sciences Tools & Services — (0.2%)
Thermo Fisher Scientific, Inc. 3.15%, 1/15/2023	(2,078,000)	(1,957,900)

	PRINCIPAL AMOUNT	VALUE
Media — (0.1%)
Comcast Corp. 4.50%, 1/15/2043	$(975,000)	$(940,527)

Metals & Mining — (0.4%)
AngloGold Ashanti Holdings plc 8.50%, 7/30/2020	(1,698,000)	(1,817,250)
Freeport-McMoRan Copper & Gold, Inc. 3.88%, 3/15/2023	(970,000)	(920,232)
Teck Resources Ltd. 5.40%, 2/1/2043	(970,000)	(893,365)

		(3,630,847)

Oil, Gas & Consumable Fuels — (0.2%)
Kinder Morgan, Inc./DE 5.63%, 11/15/2023(b)	(975,000)	(981,903)
Rockies Express Pipeline LLC 6.00%, 1/15/2019(b)	(975,000)	(872,625)

		(1,854,528)

Pharmaceuticals — (0.1%)
Valeant Pharmaceuticals International 7.25%, 7/15/2022(b)	(1,278,000)	(1,396,215)
TOTAL CORPORATE BONDS (proceeds received $11,721,199)		(12,200,089)
U.S. GOVERNMENT SECURITIES — (1.4%)
U.S. Treasury Bond 2.88%, 5/15/2043	(2,139,000)	(1,834,626)
U.S. Treasury Notes
1.38%, 9/30/2018	(3,571,000)	(3,584,258)
2.00%, 9/30/2020	(779,000)	(782,168)
2.50%, 8/15/2023	(8,416,000)	(8,382,304)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $14,553,679)		(14,583,356)
TOTAL SECURITIES SOLD SHORT (proceeds received $463,505,838)		(491,402,864)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

	CONTRACTS	VALUE
WRITTEN OPTIONS — (0.0%)
Call Options Written — (0.0%)†
Three Month Euro Euribor Interest Rate Future,
3/17/2014 @ 99.75*	(772)	$(157,227)
6/16/2014 @ 99.75*	(772)	(176,881)

		(334,108)

Put Options Written — (0.0%)†
Scripps Networks Interactive, Inc., 12/21/2013 @ 70*	(50)	(1,000)
SPDR S&P 500 ETF Trust, 11/16/2013 @ 176*	(325)	(51,025)

		(52,025)
TOTAL WRITTEN OPTIONS (premiums received $247,458)		(386,133)
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/premiums received $445,244,848) — 45.6%		471,217,371
OTHER ASSETS LESS LIABILITIES — 54.4%		563,081,846
NET ASSETS — 100.0%		$1,034,299,217

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At October 31, 2013, the aggregate amount held in a segregated account was $115,247,919.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $51,759,241 or 5% of net assets at October 31, 2013.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on October 31, 2013.
(d)	Issuer is in default.
(e)	All or portion of security on loan. The aggregate market value of such securities is $92,802,526.
(f)	Multi-Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2013. Maturity date disclosed is the ultimate maturity date.

Abbreviations:

ADR	— American Depositary Receipt
CMO	— Collateralized Mortgage Obligation
NYRS	— New York Registered Shares
TBA	— To Be Announced; Security is subject to delayed delivery

As of October 31, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,784,462
Aggregate gross unrealized depreciation	(46,176,447)

Net unrealized appreciation	$10,608,015

Federal income tax cost of investments	$509,949,671

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
10-year Japanese Government Bond Future Contracts	JPY	6	12/11/13	$8,764,907	$8,852,029	$87,122
3-year Korean Treasury Bond Futures Contracts	KRW	138	12/17/13	13,757,133	13,790,243	33,110
ASX 90 Day Bank Accepted Bills Future Contracts	AUD	64	12/11/14	60,050,957	60,055,714	4,757
ASX SPI200 Index Futures Contracts	AUD	41	12/19/13	5,114,475	5,246,905	132,430
Australian Dollar Currency Futures Contracts	USD	46	12/16/13	4,346,630	4,338,260	(8,370)
CAC40 Futures Contracts	EUR	3	11/15/13	172,150	174,926	2,776
CBOT 5 Year US Treasury Note Futures Contracts	USD	111	12/31/13	13,435,090	13,507,313	72,223
CBOT U.S. Ten Year Note Futures Contracts	USD	5	12/19/13	629,572	636,797	7,225
CBT Soybean Futures Contracts	USD	7	01/14/14	452,722	443,188	(9,534)
CME 3 Month Eurodollar Futures Contracts	USD	223	12/14/15	55,064,125	55,200,862	136,737
CME 3 Month Eurodollar Futures Contracts	USD	311	06/15/15	77,147,400	77,240,738	93,338
CME 3 Month Eurodollar Futures Contracts	USD	38	09/15/14	9,458,527	9,465,325	6,798
CME Mexican Peso Currency Futures Contracts	USD	62	12/16/13	2,404,397	2,374,600	(29,797)
CMX Copper Commodity Futures Contracts	USD	7	12/27/13	588,443	577,587	(10,856)
CMX Silver Futures Contracts	USD	5	12/27/13	613,904	546,675	(67,229)
COMEX Division Gold Futures Contracts	USD	8	12/27/13	1,064,726	1,058,960	(5,766)
DAX Index Futures Contracts	EUR	7	12/20/13	2,144,543	2,146,178	1,635
E-Mini NASDAQ 100 Futures Contracts	USD	16	12/20/13	1,024,597	1,078,080	53,483
E-Mini S&P 500 Futures Contracts	USD	84	12/20/13	7,197,421	7,354,200	156,779
E-Mini S&P MidCap 400 Futures Contract	USD	1	12/20/13	122,612	128,640	6,028
Eurex 10 Year Euro BUND Futures Contracts	EUR	29	12/06/13	5,582,360	5,591,214	8,854
Eurex 30 Year Euro BUXL Futures Contracts	EUR	7	12/06/13	1,173,578	1,198,296	24,718
Eurex 5 Year Euro BOBL Futures Contracts	EUR	109	12/06/13	18,435,063	18,542,262	107,199

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Futures Contracts Long (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
EURO STOXX 50 Futures Contracts	EUR	79	12/20/13	$3,102,364	$3,281,152	$178,788
EURO STOXX Bank Futures Contracts	EUR	36	12/20/13	326,184	340,687	14,503
Euro/Japanese Yen Futures Contacts	JPY	5	12/16/13	841,048	849,308	8,260
FTSE 100 IDX Futures Contracts	GBP	35	12/20/13	3,682,396	3,764,743	82,347
FTSE Bursa Malaysia KLCI Index Futures Contracts	MYR	150	11/29/13	4,323,438	4,297,191	(26,247)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	70	12/19/13	2,794,839	2,849,857	55,018
FTSE/MIB 100 IDX Futures Contracts	EUR	2	12/20/13	259,053	262,657	3,604
Gasoline RBOB Futures Contracts	USD	4	12/12/13	363,808	369,600	5,792
Gasoline RBOB Futures Contracts	USD	14	11/29/13	1,534,192	1,521,156	(13,036)
Great British Pound Futures Contracts	USD	10	12/16/13	1,001,845	1,003,000	1,155
Great British Pound/Japanese Yen Cross Currency Futures Contract	JPY	1	12/16/13	199,669	200,562	893
Hang Seng Index Futures Contracts	HKD	41	11/28/13	6,094,248	6,145,505	51,257
Heating Oil Futures Contracts	USD	15	11/29/13	1,859,683	1,860,957	1,274
HKG Hang Seng China Enterprise Futures Contracts	HKD	7	11/28/13	461,937	480,195	18,258
ICE Brent Crude Oil Futures Contracts	USD	90	11/19/14	7,999,709	8,259,300	259,591
ICE Brent Crude Oil Futures Contracts	USD	18	11/14/13	1,958,152	1,959,120	968
KOSPI 200 Futures Contracts	KRW	24	12/12/13	3,006,539	3,041,433	34,894
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	151	09/14/15	50,906,124	50,942,406	36,282
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	208	06/15/15	70,127,365	70,228,803	101,438
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	18	09/15/14	6,083,455	6,088,490	5,035
LIFFE 3 Month Euro Euribor Futures Contracts	EUR	44	12/14/15	14,795,332	14,829,210	33,878
LIFFE 3 Month Euroswiss Futures Contracts	CHF	7	06/15/15	1,925,178	1,926,572	1,394

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Futures Contracts Long (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
LIFFE 90 Day Sterling Futures Contracts	GBP	537	03/19/14	$106,987,981	$107,014,742	$26,761
LIFFE 90 Day Sterling Futures Contracts	GBP	74	12/16/15	14,607,223	14,636,416	29,193
LIFFE 90 Day Sterling Futures Contracts	GBP	32	12/17/14	6,362,297	6,365,498	3,201
LONG GILT Futures Contracts	GBP	12	12/27/13	2,152,063	2,140,731	(11,332)
Montreal Exchange 10 Year Canadian Bond Futures Contracts	CAD	43	12/18/13	5,340,785	5,417,014	76,229
Montreal Exchange 3 Month Canadian Bank Accept Futures Contracts	CAD	277	06/16/14	65,543,335	65,567,161	23,826
Natural Gas Futures Contracts	USD	30	12/27/13	1,182,989	1,098,900	(84,089)
New Zealand $ Futures Contracts	USD	33	12/16/13	2,746,036	2,718,870	(27,166)
Nikkei 225 Futures Contracts	JPY	11	12/12/13	1,106,472	1,094,885	(11,587)
NYB Sugar No. 11 Futures Contracts	USD	8	02/28/14	173,516	164,147	(9,369)
OML Stockholm OMXS30 Index Futures Contracts	SEK	125	11/15/13	2,481,737	2,474,421	(7,316)
Russell 2000 Mini Futures Contracts	USD	20	12/20/13	2,104,054	2,195,600	91,546
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	9	12/19/13	1,288,877	1,322,572	33,695
SFE 10 Year Australian Bond Futures Contracts	AUD	12	12/16/13	1,310,646	1,321,670	11,024
SFE 3 Year Australian Bond Futures Contracts	AUD	35	12/16/13	3,580,908	3,587,751	6,843
SGX MSCI Singapore Index Futures Contracts	SGD	42	11/28/13	2,500,964	2,502,013	1,049
Swiss Franc/Japanese Yen Cross Currency Futures Contract	JPY	1	12/16/13	272,492	276,111	3,619
Swiss Franc/U.S. Dollar Cross Currency Futures Contracts	USD	17	12/16/13	2,356,670	2,347,488	(9,182)
Swiss Market Index Future Contracts	CHF	2	12/20/13	178,262	181,848	3,586
The IBEX 35 Index Future Contracts	EUR	6	11/15/13	799,440	803,139	3,699
The U.S. Dollar Index Future Contracts	USD	67	12/16/13	5,375,275	5,377,621	2,346
Tokyo Price Index Futures Contracts	JPY	31	12/12/13	3,714,943	3,781,603	66,660

						$1,882,242

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
10-year Korean Treasury Bond Futures Contracts	KRW	38	12/17/13	$4,013,726	$4,076,738	$(63,012)
BIST 30 Futures Contracts	TRY	36	12/31/13	178,421	171,682	6,739
Canadian Dollar Future Contracts	USD	22	12/17/13	2,124,692	2,108,700	15,992
CBOE Volatility Index Futures Contract	USD	1	11/19/13	17,098	14,500	2,598
CBOT U.S. Ten Year Note Futures Contracts	USD	13	12/19/13	1,655,371	1,655,672	(301)
CBOT U.S. Long Bond Futures Contracts	USD	38	12/19/13	5,062,805	5,122,875	(60,070)
CBT Corn Comodity Futures Contracts	USD	13	12/13/13	321,170	278,363	42,807
CBT Wheat Futures Contract	USD	1	12/13/13	33,072	33,375	(303)
CME Ultra Long Term U.S. Treasury Bond Future Contracts	USD	10	12/19/13	1,370,313	1,440,938	(70,625)
CMX Silver Futures Contract	USD	1	12/27/13	109,647	109,335	312
Coffee “C” Futures Contracts	USD	6	12/18/13	280,442	237,150	43,292
COMEX Division Gold Futures Contracts	USD	17	12/27/13	2,264,615	2,250,290	14,325
E-Mini S&P 500 Futures Contracts	USD	435	12/20/13	36,882,421	38,084,250	(1,201,829)
Euro Fx Futures Contracts	USD	4	12/16/13	680,902	679,600	1,302
Euro/Norwegian Krone Cross Currency Futures Contracts	NOK	22	12/16/13	3,752,453	3,742,241	10,212
Hang Seng Index Futures Contracts	HKD	3	11/28/13	439,777	449,671	(9,894)
HKG Hang Seng China Enterprise Futures Contracts	HKD	14	11/28/13	925,927	960,390	(34,463)
ICE Brent Crude Oil Futures Contracts	USD	54	11/19/13	5,123,229	5,204,520	(81,291)
Japanese Yen/U.S. Dollar Futures Contracts	USD	56	12/16/13	7,108,509	7,120,400	(11,891)
LME Copper Futures Contracts	USD	3	12/16/13	537,201	543,825	(6,624)
Mini MSCI Emerging Markets Futures Contracts	USD	7	12/20/13	359,581	358,365	1,216
Nikkei 225 Futures Contracts	JPY	6	12/12/13	872,802	875,623	(2,821)
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	2	12/19/13	281,525	293,905	(12,380)
SFE 10 Year Australian Bond Futures Contracts	AUD	14	12/16/13	1,519,626	1,541,948	(22,322)
The U.S. Dollar Index Future Contracts	USD	2	12/16/13	160,940	160,526	414

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Futures Contracts Short (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Tokyo Price Index Futures Contracts	JPY	7	12/12/13	$841,029	$853,910	$(12,881)
U.S. Dollar/Swedish Krona Cross Currency Futures Contracts	SEK	36	12/16/13	3,559,552	3,598,139	(38,587)
U.S. Dollar/Norwegian Krone Cross Currency Futures Contracts	NOK	13	12/16/13	1,297,635	1,301,561	(3,926)
U.S. Dollar/South African Rand Cross Currency Futures Contracts	ZAR	6	12/16/13	590,042	604,333	(14,291)
WTI Crude Oil Futures Contracts	USD	6	11/20/13	584,284	578,280	6,004

						$(1,502,298)

Cash collateral in the amount of $10,018,170 was pledged to cover margin requirements for open futures contracts as of October 31, 2013.

Long Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	Christian Dior S.A.	1/17/2014	EUR	1,328,352	$300,295
Morgan Stanley	Christian Dior S.A.	1/17/2014	EUR	739,142	24,218
JPMorgan Chase Bank	Nippon Telegraph And Telephone Corp.	1/23/2014	JPY	37,221,685	21,015
JPMorgan Chase Bank	Nippon Telegraph And Telephone Corp.	1/23/2014	JPY	8,632,624	(3,677)
JPMorgan Chase Bank	Nippon Telegraph And Telephone Corp.	1/20/2014	JPY	28,186,421	76,350
JPMorgan Chase Bank	Shire plc	1/17/2014	GBP	576,486	240,830
JPMorgan Chase Bank	Smiths Group plc	1/17/2014	GBP	676,929	203,808
Morgan Stanley	Smiths Group plc	1/17/2014	GBP	330,667	61,279
Morgan Stanley	SoftBank Corp.	1/17/2014	JPY	158,786,066	(70,683)
Morgan Stanley	Vodafone Group plc	1/17/2014	GBP	1,210,751	(33,735)
Morgan Stanley	Vodafone Group plc	1/17/2014	GBP	659,906	75,539

					$895,239

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Short Equity Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	BHP Billiton Ltd.	1/17/2014	USD	731,345	$(77,226)
Morgan Stanley	BHP Billiton Ltd.	1/17/2014	USD	269,755	(20,174)
Morgan Stanley	Caterpillar, Inc.	1/17/2014	USD	170,995	4,148
Morgan Stanley	Caterpillar, Inc.	1/17/2014	USD	272,773	(3,044)
JPMorgan Chase	Caterpillar, Inc.	1/17/2014	USD	550,817	(14,748)
Morgan Stanley	Energy Select Sector SPDR Fund	1/17/2014	USD	1,296,621	(64,882)
Morgan Stanley	Industrial Select Sector SPDR Fund	1/17/2014	USD	995,699	(129,401)
JPMorgan Chase Bank	Industrial Select Sector SPDR Fund	1/17/2014	USD	2,589,787	(553,235)
JPMorgan Chase Bank	LVMH Moet Hennessy Louis Vuitton S.A.	1/17/2014	EUR	1,335,766	(337,330)
Morgan Stanley	LVMH Moet Hennessy Louis Vuitton S.A.	1/17/2014	EUR	726,321	(51,858)
Morgan Stanley	STOXX Europe 600 Index	1/17/2014	EUR	6,260,285	(703,702)
Morgan Stanley	Verizon Communications, Inc.	1/17/2014	USD	1,042,952	(9,757)

					$(1,961,209)

Credit Default Swap Contracts on Corporate Bonds — Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	Alcoa, Inc.	1.00%	USD	2,739,000	$211,503	12/20/2018	$174,932
Morgan Stanley	HCA, Inc.	5.00%	USD	1,000,000	(116,391)	12/20/2018	(127,131)
Morgan Stanley	Viacom, Inc.	1.00%	USD	2,000,000	(41,375)	12/20/2018	(52,562)
JPMorgan Chase Bank	Banco Santander S.A.	3.00%	EUR	1,000,000	(2,726)	09/20/2018	(92,102)
JPMorgan Chase Bank	Carrefour S.A.	1.00%	EUR	1,000,000	3,711	09/20/2018	(14,073)
Goldman Sachs Capital	AK Steel Corp.	5.00%	USD	3,398,000	545,199	12/20/2017	417,343
Barclays plc	Block Financial LLC	5.00%	USD	533,000	(77,512)	09/20/2018	(93,653)
Barclays plc	Canadian Natural Resources Ltd.	1.00%	USD	1,611,000	(25,283)	12/20/2018	(32,771)
Barclays plc	Enel S.p.A.	1.00%	EUR	1,000,000	56,374	12/20/2018	32,331

					$553,500		$212,314

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Credit Default Swap Contracts on Corporate Bonds — Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	Barrick Gold Corp.	1.00%	USD	5,733,000	$(377,635)	12/20/2018	$(346,896)	2.29%
JPMorgan Chase Bank	Advanced Micro Devices, Inc.	5.00%	USD	3,397,000	(83,629)	12/20/2018	(103,320)	5.85%
JPMorgan Chase Bank	General Electric Capital Corp.	1.00%	USD	2,078,000	(17,127)	09/20/2018	31,366	0.71%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	970,000	(27,768)	09/20/2018	7,101	4.97%
JPMorgan Chase Bank	Newmont Mining Corp.	1.00%	USD	1,698,000	(155,089)	12/20/2018	(126,053)	2.59%
JPMorgan Chase Bank	PHH Corp.	5.00%	USD	1,000,000	89,236	12/20/2018	96,645	3.07%
JPMorgan Chase Bank	Realogy Group LLC	5.00%	USD	1,000,000	70,226	12/20/2018	87,609	3.26%
JPMorgan Chase Bank	Rite Aid Corp.	5.00%	USD	1,000,000	121,459	12/20/2018	120,159	2.61%
Goldman Sachs Capital	AK Steel Corp.	5.00%	USD	3,398,000	(198,473)	12/20/2015	(119,010)	7.10%
Goldman Sachs Capital	K. Hovnanian Enterprises, Inc.	5.00%	USD	876,000	(25,077)	09/20/2018	6,413	4.97%
Goldman Sachs Capital	Newmont Mining Corp.	1.00%	USD	2,000,000	(153,865)	12/20/2018	(148,473)	2.59%
Barclays plc	Cable & Wireless Communications Ltd.	5.00%	EUR	1,000,000	127,072	06/20/2018	150,804	2.57%
Barclays plc	Caesars Entertainment Operating Co., Inc.	5.00%	USD	1,000,000	(157,267)	06/20/2015	(156,631)	16.18%
Barclays plc	Delta Air Lines, Inc.	5.00%	USD	1,000,000	27,449	12/20/2018	71,328	3.58%
Barclays plc	Frontier Communications Corp.	5.00%	USD	1,000,000	72,569	12/20/2018	82,848	3.35%
Barclays plc	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,000,000	(20,167)	12/20/2018	(325)	5.13%
Barclays plc	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,065,000	(14,447)	09/20/2018	7,797	4.97%
Barclays plc	Meritor, Inc.	5.00%	USD	1,000,000	49,558	12/20/2018	33,701	4.39%

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Credit Default Swap Contracts on Corporate Bonds — Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Barclays plc	Sprint Communications, Inc.	5.00%	USD	2,129,000	$161,172	09/20/2018	$204,145	2.99%
Barclays plc	SunGard Data Systems, Inc.	5.00%	USD	1,000,000	86,826	12/20/2018	110,729	2.78%
Barclays plc	Toll Brothers, Inc.	1.00%	USD	3,397,000	(104,629)	12/20/2018	(115,688)	1.73%
Barclays plc	United Rentals North America, Inc.	5.00%	USD	1,000,000	116,391	12/20/2018	132,380	2.35%

					$(413,215)		$26,629

Credit Default Swap Contracts on Credit Indices — Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
Morgan Stanley	ABX Home Equity Index Series 6	0.11%	USD	8,500,000	$(2,407,694)	05/25/2046	$(1,997,162)	14.11%
Morgan Stanley	CMBX North America Index Series 6	0.50%	USD	8,500,000	(444,989)	05/11/2063	(315,321)	0.98%
Barclays plc	CDX Emerging Markets Index 19-V1	5.00%	USD	5,550,000	430,796	06/20/2018	534,685	2.84%

					$(2,421,887)		$(1,777,798)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Centrally Cleared Credit Default Swap Contract on a Credit Index — Buy Protection

Counterparty	Reference Obligation	Fixed Annual Rate Paid By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	2,500,000	$(163,307)	12/20/2018	$(258,694)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received By the Fund	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	CDX North Amerca Investment Grade Index 20-V1	1.00%	USD	12,000,000	$102,708	06/20/2018	$206,236	0.64%
JPMorgan Chase Bank	CDX North America High Yield Index 20-V1	5.00%	USD	5,000,000	199,874	06/20/2018	410,398	3.16%
JPMorgan Chase Bank	CDX North America High Yield Index 21-V1	5.00%	USD	2,500,000	166,177	12/20/2018	178,610	3.53%
JPMorgan Chase Bank	iTraxx Europe Crossover Index Series 19-V1	5.00%	EUR	4,000,000	93,978	06/20/2018	486,086	2.93%
JPMorgan Chase Bank	iTraxx Europe Index Series 19-V1	1.00%	EUR	9,000,000	(73,149)	06/20/2018	152,712	0.75%

					$489,588		$1,434,042

Centrally Cleared Interest Rate Swap Contracts

Counterparty	Payments Made by the Fund	Payments Received by the Fund	Currency	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	1.96%	6 Month Euro Interbank Offered Rate	EUR	5,000,000	07/11/2023	$(55,944)
JPMorgan Chase Bank	6 Month Euro Interbank Offered Rate	2.09%	EUR	15,000,000	06/27/2023	433,788

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Centrally Cleared Interest Rate Swap Contracts (Continued)

Counterparty	Payments Made by the Fund	Payments Received by the Fund	Currency	Notional Amount	Termination Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	6 Month London Interbank Offered Rate	1.86%	GBP	20,000,000	10/16/2016	$86,115
JPMorgan Chase Bank	2.45%	3 Month London Interbank Offered Rate	USD	30,000,000	10/18/2017	(77,409)
JPMorgan Chase Bank	1.68%	3 Month London Interbank Offered Rate	USD	5,000,000	07/11/2018	(105,573)
JPMorgan Chase Bank	3 Month London Interbank Offered Rate	1.71%	USD	25,000,000	06/26/2018	600,379

						$881,356

Contracts for Differences — Long Equity Positions

Counterparty	Reference Entity	Shares	Net Unrealized Appreciation/ (Depreciation)

	European Union
JPMorgan Chase Bank	European Aeronautic Defence and Space Co. N.V.	82,176	$126,477

	United Kingdom
JPMorgan Chase Bank	AstraZeneca plc	4,621	3,178
JPMorgan Chase Bank	British American Tobacco plc	1,200	4,501
JPMorgan Chase Bank	British Land Co. plc	12,160	8,331
JPMorgan Chase Bank	GlaxoSmithKline plc	9,390	5,323
JPMorgan Chase Bank	Great Portland Estates plc	3,210	1,017
JPMorgan Chase Bank	Imperial Tobacco Group plc	1,730	2,884
JPMorgan Chase Bank	Land Securities Group plc	4,510	4,800
JPMorgan Chase Bank	Lloyds Banking Group plc	337,900	862
JPMorgan Chase Bank	Vodafone Group plc	502,796	33,472

			64,368

	United States
JPMorgan Chase Bank	Energy Transfer Equity, LP	89,594	1,045,692
JPMorgan Chase Bank	KT&G Corp.	850	902

			1,046,594

Total Contracts for Differences			$1,237,439

Cash collateral in the amount of $25,454,929 was pledged for equity total return, credit default, interest rate swap contracts and contracts for differences as of October 31, 2013.

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. British Pound, expiring 12/20/13	JPMorgan Chase Bank	308,000	179,966	$290,201	$288,455	$1,746
Australian Dollar vs. British Pound, expiring 12/20/13	JPMorgan Chase Bank	174,000	102,709	163,944	164,625	(681)
Australian Dollar vs. Canadian Dollar, expiring 12/20/13	JPMorgan Chase Bank	308,000	299,714	290,200	287,112	3,088
Australian Dollar vs. Canadian Dollar, expiring 12/20/13	JPMorgan Chase Bank	168,000	164,662	158,292	157,739	553
Australian Dollar vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	173,000	120,423	163,002	163,517	(515)
Australian Dollar vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	308,000	213,008	290,200	289,233	967
Australian Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	308,000	28,018,289	290,200	285,028	5,172
Australian Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	168,000	15,522,745	158,291	157,912	379
Australian Dollar vs. New Zealand Dollar, expiring 12/20/13	JPMorgan Chase Bank	1,139,006	1,300,000	1,073,182	1,070,299	2,883
Australian Dollar vs. New Zealand Dollar, expiring 12/20/13	JPMorgan Chase Bank	526,522	605,048	496,094	498,140	(2,046)
Australian Dollar vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	529,405	500,000	498,882	500,000	(1,118)
Australian Dollar vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	2,713,800	2,511,486	2,557,337	2,511,486	45,851
Australian Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	126,906	119,163	119,572	119,163	409
Australian Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	174,194	162,000	164,127	162,000	2,127
Australian Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	148,275	138,000	139,706	138,000	1,706

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	154,000	144,028	$145,101	$144,028	$1,073
Brazilian Real vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	517,431	234,312	229,689	234,312	(4,623)
Brazilian Real vs. U.S. Dollar, expiring 12/2/13	Barclays Bank plc	4,001,375	1,750,000	1,774,111	1,750,000	24,111
British Pound vs. Australian Dollar, expiring 12/20/13	JPMorgan Chase Bank	285,011	482,000	456,824	454,145	2,679
British Pound vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	149,949	178,000	240,342	241,698	(1,356)
British Pound vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	252,840	300,000	405,259	407,356	(2,097)
British Pound vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	300,000	484,138	480,857	484,138	(3,281)
British Pound vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	157,160	252,000	251,900	252,000	(100)
British Pound vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	182,000	292,401	291,715	292,401	(686)
Canadian Dollar vs. Australian Dollar, expiring 12/20/13	JPMorgan Chase Bank	464,376	465,293	444,851	438,403	6,448
Canadian Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	230,740	224,000	221,038	224,000	(2,962)
Canadian Dollar vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	511,720	500,000	490,230	500,000	(9,770)
Canadian Dollar vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	315,000	302,933	301,771	302,933	(1,162)
Canadian Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	186,423	180,693	178,585	180,693	(2,108)
Canadian Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	229,005	222,000	219,376	222,000	(2,624)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	493,621	479,000	$472,866	$479,000	$(6,134)
Canadian Dollar vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	525,850	506,941	503,766	506,941	(3,175)
Chilean Peso vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	517,500,000	1,000,000	1,003,848	1,000,000	3,848
Chilean Peso vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	180,418,080	355,133	350,929	355,133	(4,204)
European Union Euro vs. Australian Dollar, expiring 12/20/13	JPMorgan Chase Bank	333,163	481,000	452,386	453,203	(817)
European Union Euro vs. British Pound, expiring 12/20/13	JPMorgan Chase Bank	118,732	100,000	161,221	160,283	938
European Union Euro vs. British Pound, expiring 12/20/13	JPMorgan Chase Bank	355,818	302,789	483,148	485,318	(2,170)
European Union Euro vs. British Pound, expiring 12/20/13	JPMorgan Chase Bank	364,000	309,697	494,259	496,392	(2,133)
European Union Euro vs. Hungarian Forint, expiring 12/20/13	JPMorgan Chase Bank	123,983	37,380,767	168,350	171,168	(2,818)
European Union Euro vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	355,000	46,604,581	482,038	474,105	7,933
European Union Euro vs. Norwegian Krone, expiring 12/20/13	JPMorgan Chase Bank	323,000	2,637,639	438,587	442,296	(3,709)
European Union Euro vs. Norwegian Krone, expiring 12/20/13	JPMorgan Chase Bank	138,000	1,087,274	187,384	182,321	5,063
European Union Euro vs. Poland Zloty, expiring 12/20/13	JPMorgan Chase Bank	229,000	965,121	310,949	312,396	(1,447)
European Union Euro vs. Russian Ruble, expiring 11/27/13	JPMorgan Chase Bank	296,175	13,038,066	402,153	404,913	(2,760)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. Swedish Krona, expiring 12/20/13	JPMorgan Chase Bank	659,000	5,777,218	$894,825	$890,510	$4,315
European Union Euro vs. Swedish Krona, expiring 12/20/13	JPMorgan Chase Bank	138,000	1,186,621	187,384	182,908	4,476
European Union Euro vs. Swedish Krona, expiring 12/20/13	JPMorgan Chase Bank	334,439	2,909,406	454,119	448,461	5,658
European Union Euro vs. Swiss Franc, expiring 12/20/13	JPMorgan Chase Bank	253,000	311,924	343,536	343,909	(373)
European Union Euro vs. Swiss Franc, expiring 12/20/13	JPMorgan Chase Bank	52,000	64,052	70,609	70,621	(12)
European Union Euro vs. Turkish Lira, expiring 12/20/13	JPMorgan Chase Bank	274,000	750,845	372,052	373,077	(1,025)
European Union Euro vs. Turkish Lira, expiring 12/20/13	JPMorgan Chase Bank	313,706	857,201	425,966	425,922	44
European Union Euro vs. Turkish Lira, expiring 12/20/13	JPMorgan Chase Bank	160,054	436,000	217,330	216,638	692
European Union Euro vs. Turkish Lira, expiring 12/20/13	JPMorgan Chase Bank	78,311	217,000	106,335	107,822	(1,487)
European Union Euro vs. Turkish Lira, expiring 12/20/13	JPMorgan Chase Bank	115,000	309,868	156,154	153,966	2,188
European Union Euro vs. Turkish Lira, expiring 12/20/13	JPMorgan Chase Bank	379,000	1,044,787	514,626	519,129	(4,503)
European Union Euro vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	400,000	552,257	543,140	552,257	(9,117)
European Union Euro vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	2,200,000	2,918,876	2,987,273	2,918,876	68,397
European Union Euro vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	158,472	214,000	215,181	214,000	1,181

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	165,000	227,231	$224,046	$227,231	$(3,185)
European Union Euro vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	111,000	150,472	150,722	150,472	250
European Union Euro vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	155,000	206,408	210,467	206,408	4,059
European Union Euro vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	739,500	988,458	1,004,132	988,458	15,674
Hungarian Forint vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	26,358,467	87,720	120,697	119,111	1,586
Hungarian Forint vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	64,718,423	218,000	296,349	296,012	337
Hungarian Forint vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	11,022,300	37,000	50,472	50,241	231
Indian Rupee vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	16,823,200	272,000	272,275	272,000	275
Indonesian Rupiah vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	1,701,700,000	140,000	149,756	140,000	9,756
Indonesian Rupiah vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	2,706,411,000	236,162	238,175	236,162	2,013
Indonesian Rupiah vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	3,709,920,000	326,376	326,487	326,376	111
Indonesian Rupiah vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	2,446,836,000	212,510	215,332	212,510	2,822
Indonesian Rupiah vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	962,473,000	83,985	84,701	83,985	716
Japanese Yen vs. Australian Dollar, expiring 12/20/13	JPMorgan Chase Bank	43,541,033	467,877	442,940	440,838	2,102

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	30,705,380	313,878	$312,364	$313,878	$(1,514)
Japanese Yen vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	388,976,000	3,940,913	3,957,024	3,940,913	16,111
Japanese Yen vs. U.S. Dollar, expiring 12/20/13	UBS AG	169,258,743	1,722,873	1,721,857	1,722,873	(1,016)
Japanese Yen vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	25,800,000	265,094	262,456	265,094	(2,638)
Japanese Yen vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	45,400,000	468,911	461,842	468,911	(7,069)
Japanese Yen vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	100,000,000	1,006,082	1,017,273	1,006,082	11,191
Japanese Yen vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	158,677,833	1,611,020	1,614,218	1,611,020	3,198
Japanese Yen vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	29,414,889	303,000	299,236	303,000	(3,764)
Japanese Yen vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	43,450,000	446,626	442,005	446,626	(4,621)
Korean Won vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	448,729,200	421,889	422,300	421,889	411
Korean Won vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	1,152,500,000	1,000,000	1,082,978	1,000,000	82,978
Korean Won vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	706,899,000	664,616	665,264	664,616	648
Mexican Peso vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	3,717,864	288,000	284,425	288,000	(3,575)
Mexican Peso vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	13,245,000	1,000,000	1,011,555	1,000,000	11,555

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Mexican Peso vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	17,091,955	1,314,565	$1,307,572	$1,314,565	$(6,993)
Mexican Peso vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	10,727,000	825,028	820,639	825,028	(4,389)
Mexican Peso vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	8,487,447	658,000	649,308	658,000	(8,692)
New Zealand Dollar vs. Australian Dollar, expiring 12/20/13	JPMorgan Chase Bank	351,000	311,205	288,980	293,220	(4,240)
New Zealand Dollar vs. Australian Dollar, expiring 12/20/13	JPMorgan Chase Bank	1,300,000	1,151,947	1,070,299	1,085,375	(15,076)
New Zealand Dollar vs. Australian Dollar, expiring 12/20/13	JPMorgan Chase Bank	254,048	225,000	209,159	211,997	(2,838)
New Zealand Dollar vs. Australian Dollar, expiring 12/20/13	JPMorgan Chase Bank	1,566,000	1,381,984	1,289,300	1,302,118	(12,818)
New Zealand Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	164,458	134,000	135,399	134,000	1,399
New Zealand Dollar vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	1,946,873	1,560,321	1,603,118	1,560,321	42,797
New Zealand Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	150,098	125,000	123,577	125,000	(1,423)
Norwegian Krone vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	1,087,274	135,935	182,320	184,580	(2,260)
Norwegian Krone vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	2,922,336	500,000	490,076	500,000	(9,924)
Norwegian Krone vs. U.S. Dollar, expiring 12/18/13	JPMorgan Chase Bank	3,058,750	514,941	512,953	514,941	(1,988)
Philippine Peso vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	23,686,850	551,768	548,478	551,768	(3,290)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Poland Zloty vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	592,000	139,389	$191,622	$189,270	$2,352
Poland Zloty vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	1,563,131	368,000	505,963	499,690	6,273
Poland Zloty vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	3,365,000	1,000,000	1,089,345	1,000,000	89,345
Russian Ruble vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	33,800,000	1,000,000	1,045,312	1,000,000	45,312
Singapore Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	333,000	266,432	268,080	266,432	1,648
Singapore Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	58,000	46,396	46,692	46,396	296
Singapore Dollar vs. U.S. Dollar, expiring 12/20/13	JPMorgan Chase Bank	604,588	483,000	486,722	483,000	3,722
South African Rand vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	5,090,000	500,000	503,633	500,000	3,633
South African Rand vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	2,134,520	216,844	211,931	216,844	(4,913)
Swedish Krona vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	1,186,621	137,538	182,908	186,757	(3,849)
Swedish Krona vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	1,443,406	167,000	222,489	226,762	(4,273)
Swedish Krona vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	2,860,162	330,000	440,870	448,092	(7,222)
Swedish Krona vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	1,466,000	169,137	225,972	229,664	(3,692)
Swiss Franc vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	375,976	305,724	414,530	415,129	(599)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
Taiwan Dollar vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	29,850,000	1,000,000	$1,017,012	$1,000,000	$17,012
Taiwan Dollar vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	25,386,510	865,725	864,532	865,725	(1,193)
Thailand Baht vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	17,807,432	571,847	571,289	571,847	(558)
Turkish Lira vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	745,868	274,641	370,603	372,922	(2,319)
Turkish Lira vs. U.S. Dollar, expiring 12/18/13	Barclays Bank plc	1,983,000	1,000,000	985,650	1,000,000	(14,350)
U.S. Dollar vs. Australian Dollar, expiring 12/20/13	JPMorgan Chase Bank	281,163	298,000	281,163	280,778	385
U.S. Dollar vs. Brazilian Real, expiring 11/27/13	JPMorgan Chase Bank	241,000	529,935	241,000	235,240	5,760
U.S. Dollar vs. Brazilian Real, expiring 11/27/13	JPMorgan Chase Bank	547,780	1,209,662	547,780	536,973	10,807
U.S. Dollar vs. Brazilian Real, expiring 11/27/13	JPMorgan Chase Bank	329,263	727,110	329,263	322,767	6,496
U.S. Dollar vs. British Pound, expiring 12/18/13	JPMorgan Chase Bank	342,081	214,070	342,081	343,124	(1,043)
U.S. Dollar vs. British Pound, expiring 11/12/13	JPMorgan Chase Bank	2,395,342	1,500,000	2,395,342	2,404,948	(9,606)
U.S. Dollar vs. British Pound, expiring 12/18/13	JPMorgan Chase Bank	215,483	138,000	215,483	221,194	(5,711)
U.S. Dollar vs. British Pound, expiring 12/18/13	JPMorgan Chase Bank	231,971	145,000	231,971	232,414	(443)
U.S. Dollar vs. British Pound, expiring 12/18/13	JPMorgan Chase Bank	1,036,037	658,931	1,036,038	1,056,172	(20,134)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound, expiring 12/20/13	JPMorgan Chase Bank	345,667	217,623	$345,667	$348,812	$(3,145)
U.S. Dollar vs. British Pound, expiring 12/18/13	JPMorgan Chase Bank	25,426	15,960	25,426	25,582	(156)
U.S. Dollar vs. British Pound, expiring 12/18/13	JPMorgan Chase Bank	1,208,191	774,000	1,208,191	1,241,032	(32,841)
U.S. Dollar vs. British Pound, expiring 11/12/13	JPMorgan Chase Bank	1,612,807	1,000,000	1,612,807	1,603,298	9,509
U.S. Dollar vs. British Pound, expiring 12/20/13	JPMorgan Chase Bank	110,586	69,000	110,586	110,595	(9)
U.S. Dollar vs. Canadian Dollar, expiring 12/18/13	JPMorgan Chase Bank	96,961	100,000	96,961	95,800	1,161
U.S. Dollar vs. Canadian Dollar, expiring 12/18/13	JPMorgan Chase Bank	97,053	100,000	97,053	95,800	1,253
U.S. Dollar vs. Canadian Dollar, expiring 12/18/13	JPMorgan Chase Bank	309,121	325,000	309,121	311,706	(2,585)
U.S. Dollar vs. Canadian Dollar, expiring 12/18/13	JPMorgan Chase Bank	95,598	100,000	95,598	95,800	(202)
U.S. Dollar vs. Canadian Dollar, expiring 12/20/13	JPMorgan Chase Bank	467,660	483,000	467,660	462,692	4,968
U.S. Dollar vs. Canadian Dollar, expiring 12/20/13	JPMorgan Chase Bank	182,000	186,423	182,000	178,584	3,416
U.S. Dollar vs. Canadian Dollar, expiring 12/20/13	JPMorgan Chase Bank	485,000	506,651	485,000	485,349	(349)
U.S. Dollar vs. Canadian Dollar, expiring 12/18/13	JPMorgan Chase Bank	95,940	100,000	95,940	95,800	140
U.S. Dollar vs. Canadian Dollar, expiring 12/20/13	JPMorgan Chase Bank	442,898	459,745	442,899	440,415	2,484
U.S. Dollar vs. Canadian Dollar, expiring 12/18/13	JPMorgan Chase Bank	48,349	50,000	48,349	47,900	449

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Canadian Dollar, expiring 12/20/13	JPMorgan Chase Bank	472,368	493,621	$472,368	$472,866	$(498)
U.S. Dollar vs. Chilean Peso, expiring 11/27/13	JPMorgan Chase Bank	131,000	66,710,440	131,000	129,758	1,242
U.S. Dollar vs. Chilean Peso, expiring 11/27/13	JPMorgan Chase Bank	263,663	133,948,700	263,663	260,542	3,121
U.S. Dollar vs. Chilean Peso, expiring 11/27/13	JPMorgan Chase Bank	162,603	82,607,250	162,603	160,678	1,925
U.S. Dollar vs. Chilean Peso, expiring 11/27/13	JPMorgan Chase Bank	353,720	180,418,080	353,720	350,929	2,791
U.S. Dollar vs. Danish Krone, expiring 12/18/13	JPMorgan Chase Bank	1,960,784	11,100,000	1,960,785	2,020,662	(59,877)
U.S. Dollar vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	1,079,064	799,852	1,079,064	1,086,082	(7,018)
U.S. Dollar vs. European Union Euro, expiring 12/18/13	JPMorgan Chase Bank	217,078	162,659	217,078	220,867	(3,789)
U.S. Dollar vs. European Union Euro, expiring 12/20/13	JPMorgan Chase Bank	1,700,000	1,233,064	1,700,000	1,674,319	25,681
U.S. Dollar vs. European Union Euro, expiring 11/12/13	JPMorgan Chase Bank	19,611,024	14,500,000	19,611,024	19,687,848	(76,824)
U.S. Dollar vs. European Union Euro, expiring 12/18/13	JPMorgan Chase Bank	6,121,863	4,613,832	6,121,863	6,264,899	(143,036)
U.S. Dollar vs. European Union Euro, expiring 12/18/13	JPMorgan Chase Bank	5,625,545	4,270,000	5,625,545	5,797,592	(172,047)
U.S. Dollar vs. Indian Rupee, expiring 11/27/13	JPMorgan Chase Bank	325,863	20,220,802	325,863	327,263	(1,400)
U.S. Dollar vs. Indonesian Rupiah, expiring 12/20/13	JPMorgan Chase Bank	421,000	5,142,515,000	421,000	452,562	(31,562)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Indonesian Rupiah, expiring 12/20/13	JPMorgan Chase Bank	303,000	3,701,145,000	$303,000	$325,716	$(22,716)
U.S. Dollar vs. Indonesian Rupiah, expiring 12/20/13	JPMorgan Chase Bank	162,000	1,855,872,000	162,000	163,324	(1,324)
U.S. Dollar vs. Indonesian Rupiah, expiring 12/20/13	JPMorgan Chase Bank	173,668	2,026,186,000	173,668	178,312	(4,644)
U.S. Dollar vs. Indonesian Rupiah, expiring 12/20/13	JPMorgan Chase Bank	59,127	657,494,000	59,127	57,862	1,265
U.S. Dollar vs. Japanese Yen, expiring 12/18/13	JPMorgan Chase Bank	1,516,141	150,000,000	1,516,141	1,525,909	(9,768)
U.S. Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	129,000	12,799,380	129,000	130,207	(1,207)
U.S. Dollar vs. Japanese Yen, expiring 12/18/13	JPMorgan Chase Bank	1,542,700	150,000,000	1,542,700	1,525,909	16,791
U.S. Dollar vs. Japanese Yen, expiring 12/18/13	JPMorgan Chase Bank	3,204,949	321,304,100	3,204,949	3,268,539	(63,590)
U.S. Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	2,284,039	226,416,833	2,284,040	2,303,322	(19,282)
U.S. Dollar vs. Japanese Yen, expiring 12/18/13	JPMorgan Chase Bank	6,620,520	661,390,000	6,620,520	6,726,228	(105,708)
U.S. Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	573,539	56,830,205	573,539	578,130	(4,591)
U.S. Dollar vs. Japanese Yen, expiring 12/18/13	JPMorgan Chase Bank	1,545,774	150,000,000	1,545,774	1,525,909	19,865
U.S. Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	572,000	55,291,293	572,000	562,474	9,526
U.S. Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	1,250,000	121,647,213	1,250,000	1,237,508	12,492

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Japanese Yen, expiring 12/18/13	JPMorgan Chase Bank	448,913	43,860,000	$448,913	$446,176	$2,737
U.S. Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	1,162,000	113,967,449	1,162,000	1,159,383	2,617
U.S. Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	3,243,359	321,237,000	3,243,359	3,267,921	(24,562)
U.S. Dollar vs. Japanese Yen, expiring 12/20/13	JPMorgan Chase Bank	181,186	17,906,000	181,186	182,156	(970)
U.S. Dollar vs. Korean Won, expiring 11/27/13	JPMorgan Chase Bank	1,471,459	1,564,690,000	1,471,459	1,472,533	(1,074)
U.S. Dollar vs. Malaysian Ringgit, expiring 11/27/13	JPMorgan Chase Bank	165,359	522,898	165,359	165,434	(75)
U.S. Dollar vs. Singapore Dollar, expiring 12/20/13	JPMorgan Chase Bank	220,000	273,966	220,000	220,555	(555)
U.S. Dollar vs. South African Rand, expiring 11/27/13	JPMorgan Chase Bank	338,873	3,335,712	338,873	331,194	7,679
U.S. Dollar vs. South African Rand, expiring 12/20/13	JPMorgan Chase Bank	1,230,000	12,241,787	1,230,000	1,210,842	19,158
U.S. Dollar vs. South African Rand, expiring 11/27/13	JPMorgan Chase Bank	251,000	2,478,520	251,000	246,085	4,915
U.S. Dollar vs. South African Rand, expiring 11/27/13	JPMorgan Chase Bank	538,515	5,300,915	538,515	526,313	12,202
U.S. Dollar vs. Swiss Franc, expiring 12/18/13	JPMorgan Chase Bank	4,036,183	3,769,795	4,036,183	4,156,282	(120,099)
U.S. Dollar vs. Swiss Franc, expiring 12/18/13	JPMorgan Chase Bank	2,072,399	1,918,368	2,072,399	2,115,043	(42,644)
U.S. Dollar vs. Turkish Lira, expiring 12/20/13	JPMorgan Chase Bank	533,000	1,064,763	533,000	529,055	3,945
U.S. Dollar vs. Turkish Lira, expiring 12/20/13	JPMorgan Chase Bank	436,865	893,388	436,865	443,903	(7,038)

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Turkish Lira, expiring 12/20/13	JPMorgan Chase Bank	94,679	194,000	$94,679	$96,394	$(1,715)

						$(450,613)

Written Options:

Options written through the period ended October 31, 2013 were as follows:

	Number of Contracts	Premiums Received
Options outstanding — November 27, 2012 (commencement of operations)	—	$—
Option written	5,566	751,249
Options terminated in closing purchase transactions	(2,820)	(431,500)
Options expired	(827)	(72,291)
Options exercised	—	—

Options outstanding — October 31, 2013	1,919	$247,458

Currency Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro Dollar
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
KRW	— Korea Republic Won
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

OCTOBER 31, 2013

The Fund invested, as a percentage of net assets, in the following countries as of October 31, 2013:

Argentina	0.0%
Australia	(0.1)
Belgium	0.6
Bermuda	0.4
Brazil	(0.2)
Canada	1.8
Cayman Islands	0.1
Chile	0.0
China	0.1
Colombia	0.0 *
Cyprus	0.2
Denmark	0.2
France	0.7
Germany	0.6
Hong Kong	0.2
India	(0.1)
Ireland	1.6
Isle Of Man	(0.2)
Israel	(0.1)
Japan	2.6
Jersey	0.1
Luxembourg	0.6
Mexico	0.0 *
Netherlands	0.6
Norway	0.0
Panama	0.0
Peru	0.0
Singapore	0.2
South Africa	0.1
South Korea	0.0 *
Sweden	0.0 *
Switzerland	0.9
Taiwan	0.0 *
United Kingdom	1.8
United States	32.9
Other	54.4

100.0%

*	Amount represent less than 0.05%

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2013

Assets
Investments in securities, at value (Cost $908,998,144)*	$963,006,368
Cash	157,372,917
Due from brokers	25,454,929
Segregated cash balance with broker for futures contracts	10,018,170
Segregated cash balance with broker for securities sold short	488,863,431
Swap agreements, at value (Net upfront premium paid $2,081,411)	4,547,237
Unrealized appreciation on forward foreign currency contracts	778,518
Receivables:
Securities sold	92,713,856
Dividends and interest	2,879,807
Capital shares issued	1,746,761
Variation margin on centrally cleared swap agreements	3,776,387
Variation margin on future contracts	382,543
Reclaims	114,465

Total Assets	1,751,655,389

Liabilities
Securities sold short, at value (Proceeds received $463,505,838)	491,402,864
Written Options, at value (Premiums received $247,458)	386,133
Swap agreements, at value (Net upfront premium received $4,363,013)	5,914,623
Foreign cash due to custodian (Cost $9,202,559)	9,251,830
Due to broker	400,000
Unrealized depreciation on forward foreign currency contracts	1,229,131
Payables:
Securities purchased	110,784,856
Cash collateral received from securities loaned	94,812,422
Capital shares redeemed	366,711
Advisory fees (Note 5)	1,602,017
Trustees fees (Note 7)	7,500
Accrued expenses and other liabilities	1,198,085

Total Liabilities	717,356,172

Net Assets	$1,034,299,217

Net Assets Consist of:
Paid-in capital	$991,206,245
Accumulated undistributed net investment income (loss)	(276,711)
Accumulated undistributed net realized gain (loss)	14,810,109
Net unrealized appreciation (depreciation) on:
Investments	54,008,224
Futures contracts	379,944
Written options	(138,675)
Securities sold short	(27,897,026)
Swap agreements	2,644,639
Translation of assets and liabilities denominated in foreign currencies	13,081
Forward foreign currency contracts	(450,613)

Net Assets	$1,034,299,217

Net Assets, Class I	$1,034,299,217
Shares Outstanding, Class I	98,617,754
Net Asset Value, Class I	$10.49

*	Includes $92,802,526 of investments in securities on loan at value, plus accrued interest and dividends, if any.

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE PERIOD FROM NOVEMBER 27, 2012* THROUGH OCTOBER 31, 2013

Investment Income
Dividend income (net of foreign withholding taxes $153,929)	$7,576,808
Interest income	6,602,477
Securities lending income	235,379

Total Investment Income	14,414,664

Expenses
Investment management fees (Note 5)	15,566,387
Dividends on securities sold short	4,931,842
Financing fees on securities sold short	1,315,574
Administration fees (Note 6)	1,252,999
Interest on securities sold short	1,021,491
Transfer agent fees	909,556
Organizational and offering costs	843,477
Custody fees	765,001
Professional fees	744,999
Other fees	396,344
Printing and shareholder reports	175,055
Trustees fees (Note 7)	30,000

Total Expenses	27,952,725

Net Investment Income (Loss)	(13,538,061)

Net Realized Gain (Loss) on:
Investments in securities	75,042,621
Futures contracts	(5,680,627)
Forward foreign currency contracts	349,411
Foreign currency transactions	728,952
Written options	105,516
Securities sold short	(48,070,468)
Swap agreements	3,952,101

Net Realized Gain (Loss)	26,427,506

Unrealized Appreciation (Depreciation) On:
Investments in securities	54,008,224
Futures contracts	379,944
Written options	(138,675)
Securities sold short	(27,897,026)
Swap agreements	2,644,639
Translation of assets and liabilities denominated in foreign currencies	13,081
Forward foreign currency contracts	(450,613)

Unrealized Appreciation (Depreciation)	28,559,574

Net Realized and Unrealized Gain (Loss)	54,987,080

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,449,019

*	Commencement of investment operations.

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period 11/27/12* — 10/31/13
Operations
Net investment income (loss)	$(13,538,061)
Net realized gain (loss)	26,427,506
Net unrealized appreciation (depreciation)	28,559,574

Net Increase (Decrease) in Net Assets Resulting from Operations	41,449,019

Capital Transactions
Class I
Proceeds from shares issued	1,110,075,043
Cost of shares redeemed	(117,454,845)

Net Increase (Decrease) from Capital Transactions	992,620,198

Total Increase (Decrease) in Net Assets	1,034,069,217

Net Assets
Beginning of period	230,000

End of Period	$1,034,299,217

Accumulated undistributed net investment income (loss) included in end of period net assets	$(276,711)

Share Transactions
Class I
Beginning of period	23,000
Shares issued	110,023,734
Shares redeemed	(11,428,980)

Shares Outstanding, End of Period	98,617,754

*	Commencement of investment operations.

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

	PER SHARE OPERATING PERFORMANCE					RATIOS/SUPPLEMENTAL DATA
		Investment Operations				Ratios to Average Net Assets of(2)			Total Return(3)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net asset value, end of period	Expenses, before securities sold short	Expenses, after securities sold short	Net investment income (loss)	Net asset value(4)	Portfolio turnover rate (excluding short sales)(3)	Ending net assets (thousands)
For the period 11/27/12*—10/31/13	$10.00	$(0.15)	$0.64	$0.49	$10.49	2.43%	3.28%	(1.59)%	4.90%	404%	$1,034,299

*	Commencement of investment operations.
(1)	Net investment income (loss) per share is based on average shares outstanding.
(2)	Annualized for periods less than one year.
(3)	Not annualized for periods less than one year.
(4)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

See Accompanying Notes to the Consolidated Financial Statements.

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2013

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust currently consists of a single series, the Arden Alternative Strategies Fund. At October 31, 2013, the Trust has two additional series, Arden Alternative Strategies II and Arden Variable Alternative Strategies Fund, which have been registered with the Securities and Exchange Commission but have not commenced operations.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of Arden Alternative Strategies Fund. The Subsidiary acts as an investment vehicle for Arden Alternative Strategies Fund to enable Arden Alternative Strategies Fund to gain exposure to certain types of commodity-linked derivative instruments. Arden Alternative Strategies Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that Arden Alternative Strategies Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. Arden Alternative Strategies Fund’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis of Arden Alternative Strategies Fund and the Subsidiary (collectively, the “Fund” or “Arden Alternative Strategies Fund”).

The Trust has had no operations from November 12, 2012 (initial seeding date) until the Fund’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in the Fund to the Fund’s investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. The Fund’s investment objective is to achieve capital appreciation. In pursuing the Fund’s objective, the Adviser seeks to achieve a relatively low correlation to the major equity and fixed income markets through the allocation of the assets of the Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. These policies are in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The preparation requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could materially differ from those estimates.

Investment Valuation:

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Fund’s assets are valued

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2013

and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding.

Investment in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Fund. If no sale is shown on NASDAQ, the bid price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s fair valuation procedures set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees (the “Board”). The Board has delegated to the Pricing Committee (“Pricing Committee”) the day-to-day responsibility for determining the value of the Fund’s investments as of any day on which the Fund’s NAV is determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to (i) attributes specific to the investment asset or liability; (ii) the principal market for the investment asset or liability; (iii) observations or market activity by the customary market participants in the principal market for the investment asset or liability; (iv) data assumptions by market participants for the investment asset or liability, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2013

calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Fund’s pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

The Fund may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and ADR securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain Trust’s approved triggers or thresholds. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Fund will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Fund is open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee, operating under procedures approved by the Board (including using an adjustment factor provided by a third-party fair valuation pricing service vendor), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s NAV by such traders. At October 31, 2013, no such adjustments had been made.

Debt securities will be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any such pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of the Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. The Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Money market funds with 60 days or less remaining to maturity are valued at amortized cost method, which approximates market value. Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded and mutual funds are valued at

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2013

the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid prices as obtained from one or more broker-dealers making markets for those securities.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligation, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities – at the exchange rates prevailing at the end of each Fund’s fiscal period; and (2) purchases and sales of investment securities and income and expenses – at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies and currency gains and losses realized between trade and settlement dates on investment transactions. Net unrealized appreciation and deprecation of assets and liabilities, other than investments, attributable to foreign currency fluctuations are recorded as unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies in the Consolidated Statement of Operations.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

• Level 1 –	Quoted prices in active markets for identical assets or liabilities on the measurement date.

• Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2013

markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The following is a summary of the valuations at October 31, 2013 for the Fund based upon the three levels defined above. The Fund discloses significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. As of and for the period ended October 31, 2013, there were no transfers between Level 1 and Level 2. At October 31, 2013, there were no Level 3 positions held.

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$659,889,623	$—	$659,889,623
Master Limited Partnerships^	4,495,695	—	4,495,695
Preferred Stocks^	5,114,141	—	5,114,141
Exchange Traded Funds	10,896,422	—	10,896,422
Mutual Funds	2,951,943	—	2,951,943
Agency CMO	—	15,385,547	15,385,547
Corporate Bonds^	—	153,815,925	153,815,925
Municipal Bonds	—	11,284,000	11,284,000
Sovereign Governments	—	6,865,847	6,865,847
U.S. Government Securities	—	8,228,961	8,228,961
Money Market Funds	79,907,826	—	79,907,826
Warrants	2,915,000	—	2,915,000
Purchased Options	1,163,255	—	1,163,255
Swaptions	—	92,183	92,183

Total Investments	$767,333,905	$195,672,463	$963,006,368

Derivatives:
Futures Contracts*	$2,358,331	$—	$2,358,331
Equity Total Return Swap Contracts	—	1,007,482	1,007,482
Credit Default Swap Contracts*	—	3,736,358	3,736,358
Interest Rate Swap Contracts*	—	1,120,282	1,120,282
Contracts for Differences	—	1,237,439	1,237,439
Forward Currency Contracts	—	778,518	778,518

Total Derivatives	$2,358,331	$7,880,079	$10,238,410

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$(270,816,883)	$—	$(270,816,883)
Exchange Traded Funds	(193,802,536)	—	(193,802,536)
Corporate Bonds^	—	(12,200,089)	(12,200,089)
U.S. Government Securities	—	(14,583,356)	(14,583,356)
Written Options	(386,133)	—	(386,133)

Total Investments	$(465,005,552)	$(26,783,445)	$(491,788,997)

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2013

	Level 1	Level 2	Total
Derivatives:
Futures Contracts*	$(1,978,387)	$—	$(1,978,387)
Equity Total Return Swap Contracts	—	(2,073,452)	(2,073,452)
Credit Default Swap Contracts*	—	(4,099,865)	(4,099,865)
Interest Rate Swap Contracts*	—	(238,926)	(238,926)
Forward Currency Contracts	—	(1,229,131)	(1,229,131)

Total Derivatives	$(1,978,387)	$(7,641,374)	$(9,619,761)

^	See Consolidated Schedule of Investments for industry breakdown.

*	Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation as detailed in the futures contract and centrally cleared swaps on the Consolidated Schedule of Investments, respectively, but only the variation margin to be received, if any, is reported within the Consolidated Statement of Assets and Liabilities.

Foreign Securities and Forward Currency Exchange Contracts:

The Fund may invest in securities of foreign issuers and in depositary receipts, such as American Depositary Receipts (“ADRs”) that represent indirect interests in securities of foreign issuers. Foreign securities in which the Fund may invest may be listed on foreign securities exchanges or traded in foreign over-the-counter markets. The Fund may enter into forward currency exchange contracts (“forward contracts”) for hedging purposes and non-hedging purposes to pursue its investment objective. Forward contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price. Forward contracts may be used by the Fund for hedging purposes to protect against uncertainty in the level of future foreign currency exchange rates, such as when the Fund anticipates purchasing or selling a foreign security. This technique would allow the Fund to “lock in” the U.S. dollar price of the security. Forward contracts may also be used to attempt to protect the value of the Fund’s existing holdings of foreign securities. There may be, however, imperfect correlation between the Fund’s foreign securities holdings and the forward contracts entered into with respect to those holdings. Forward contracts may also be used for non-hedging purposes to pursue the Fund’s investment objective, such as when a Sub-Adviser anticipates that particular foreign currencies will appreciate or depreciate in value, even though securities denominated in those currencies are not then held in the Fund’s investment portfolio. There is no requirement that the Fund hedge all or any portion of its exposure to foreign currency risks.

Securities Sold Short:

The Fund engages in short sales, which are sales of securities which have been borrowed from a broker-dealer on the expectation that the market price will decline. If the price of the securities decreases, the Fund will make a profit by purchasing the securities in the open market at a price lower than the one at which it sold the securities. If the price of the securities increases, the Fund may have to cover its short positions at a price higher than the short sale price, resulting in a loss. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund pledges securities and/or other assets, to the lender as collateral. The Fund is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender). Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Consolidated Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Consolidated

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OCTOBER 31, 2013

Schedule of Investments. The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are in a short position. These dividends and interest are recorded as an expense of the Fund.

Options:

•	Written Options: The Fund may write (sell) put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Consolidated Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option. In writing an option, the Fund bears the risk of an unfavorable change in the price of the derivative instrument, security, index or currency underlying the written option. Exercise of a written option could result in the Fund selling or buying a derivative instrument, security, index or currency at a price different from current market value.

•	Purchased Options: The Fund may purchase put and call options on stock indices listed on the national securities exchanges or traded in the over-the-counter market, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying derivative instrument, security, index or currency transaction to determine the realized gain or loss.

•	Swap Options (Swaptions): The Fund may enter into swaptions similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Futures Contracts:

Futures contracts are agreements between the Fund and counterparty to buy or sell a financial instrument at a specified price and at a specified date. The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may

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OCTOBER 31, 2013

offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities which are traded on domestic and foreign exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund on a periodic basis, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes as an unrealized gain or loss on futures on the Consolidated Statement of Assets and Liabilities until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures on the Consolidated Statement of Operations. At October 31, 2013, the Fund had entered into long and short equity index futures contracts, foreign exchange rate futures contracts, interest rate futures contracts and commodity futures contracts.

Swap Agreements:

The Fund uses swap agreements as part of its principal investment strategy to achieve its investment objectives. Swap agreements include credit default, interest rate, equity total return swaps and contracts for differences. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

•	Centrally Cleared Swap Contracts – Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as interest and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing. The valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded which is reflected in the Consolidated Statement of Operations.

•

Credit Default Swap Contracts – The Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event

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OCTOBER 31, 2013

on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Any upfront payments paid are recoded as cost and any upfront fees received are recorded as proceeds and are shown as swap cost paid and swap cost received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the swap. Periodic payments received or paid by the Fund are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. The credit default contracts are marked to market daily based upon quotations from a third-party pricing service or broker-dealers and the change, if any, is recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Upon the occurrence of a credit event, the difference between the notional amount and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding at October 31, 2013 for which a Fund is the seller of protection are disclosed under the Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amount received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the fair value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index. Implied credit spreads utilized in valuing the Fund’s investment as of October 31, 2013 are disclosed in the Consolidated Schedule of Investments.

•

Equity Total Return Swap Contracts – The Fund enters into total return swaps to obtain exposure to an investment or market without owning a particular instrument or index or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income)

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OCTOBER 31, 2013

to another market (e.g., equity). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

•	Contracts for Differences – The Fund enters in to contracts for differences (“CFD”) as a way to gain exposure to an underlying security without owning the security. CFD contracts are generally entered in to based on a specific amount of shares of the reference security. CFDs require the Fund to pay/receive an amount equal to the appreciation or depreciation of the security upon the end of the contract based on the number of shares. If the Fund is long the CFD, it will receive payments based on the appreciation of the underlying security at the end of a contractual period. If the underlying asset depreciates, the Fund will make such payments. In the normal course of business, the Fund enters in to both long and short CFD contracts.

•	Interest Rate Swaps Contracts – The Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by a third-party pricing service or broker-dealers and the change is recorded as unrealized gain or loss. The Fund’s maximum risk of loss from counterparty credit risk in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Consolidated Schedule of Investments.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master netting agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement may contain certain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Certain ISDA Master Agreements, or similar agreements, may allow the Fund to offset certain derivative financial instruments’ between each other and with collateral. At October 31, 2013, the Fund presented its derivative financial instruments gross in the Consolidated Statement of Assets and Liabilities and has a policy to not to offset collateral against the fair market value of derivative financial instruments.

The provisions of Accounting Standards Codification (“ASC”) Topic 815 “Derivatives and Hedging” (“ASC Topic 815”) require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk related contingent features in derivative agreements. Since investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for hedge accounting under ASC Topic 815. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC Topic 815. ASC Topic 815 requires that (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be

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OCTOBER 31, 2013

disclosed about credit-risk contingent features of derivatives contracts. Details of this disclosure can be found below as well as in the Consolidated Schedule of Investments.

Swap agreements, contracts for differences, forward foreign currency contracts and swaptions entered into by the Fund are covered by ISDA Master Agreements, which may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Consolidated Schedule of Investments. The aggregate fair value of assets that are already posted as collateral for such instruments at October 31, 2013 is reflected in the Consolidated Statement of Assets and Liabilities. If the applicable credit-risk related contingent features were triggered as of October 31, 2013, the Fund would be required to post additional collateral or may be required to terminate the contracts and settle any amounts outstanding. At October 31, 2013, credit-risk related contingency features were not triggered by the Fund.

The fair value of derivative instruments (not designated as hedging instruments under GAAP) reflected in the Consolidated Statement of Assets and Liabilities as of period ended October 31, 2013 are as follows:

	Assets					Liabilities
Consolidated Statement of Asset and Liabilities Location	Unrealized Appreciation on Futures Contracts(a)	Swap Agreements at Value(b)	Unrealized Appreciation on Forward Currency Contracts	Purchased Options and Swaptions(c)	Warrants(c)	Unrealized Depreciation on Futures Contracts(a)	Swap Agreements at Value(b)	Unrealized Depreciation on Forward Currency Contracts	Written Options at Value
Equity Risk Exposure	$1,002,587	$2,244,921	$—	$717,777	$2,915,000	$1,319,417	$2,073,452	$—	$52,025
Foreign Exchange Rate Risk Exposure	44,193	—	778,518	—	—	143,213	—	1,229,131	—
Interest Rate Risk Exposure	937,185	1,120,282	—	445,478	—	227,662	238,926	—	334,108
Credit Risk Exposure	—	3,736,358	—	92,183	—	—	4,099,865	—	—
Commodity Exposure	374,366	—	—	—	—	288,095	—	—	—

Total	$2,358,331	$7,101,561	$778,518	$1,255,438	$2,915,000	$1,978,387	$6,412,243	$1,229,131	$386,133

(a) This amount represents the cumulative appreciation/depreciation on financial futures contracts as reported in the Consolidated Schedules of Investments. Only variation margin is reported in the Consolidated Statements of Assets and Liabilities.

(b) This amount represents the cumulative appreciation/depreciation on swap agreements as reported in the Consolidated Schedules of Investments. Only variation margin is reported for centrally cleared swap contracts in the Consolidated Statements of Assets and Liabilities.

(c) This amount is included within the Investments in Securities, at Value in the Consolidated Statement of Assets and Liabilities.

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OCTOBER 31, 2013

	Net realized gain (loss) on derivatives recognized as a result from operations
Consolidated Statement of Operations Location – Net Realized Gain (Loss)	Futures Contracts	Swap Agreements	Forward Foreign Currency Contracts	Purchased Options and Swaptions(a)	Written Options	Warrants(a)
Equity Risk Exposure	$(64,554)	$1,584,329	$—	$(1,040,246)	$80,031	$(2,177)
Foreign Exchange Rate Risk Exposure	(1,498,014)	—	349,411	—	—	—
Interest Rate Risk Exposure	(2,396,413)	64,757	—	(20,785)	25,485	—
Credit Risk Exposure	—	2,303,015	—	(130,068)	—	—
Commodity Exposure	(1,721,646)	—	—	—	—	—

Total	$(5,680,627)	$3,952,101	$349,411	$(1,191,099)	$105,516	$(2,177)

(a) This amount is included in the Net Realized Gain (Loss) on Investments in Securities in the Consolidated Statement of Operations

	Unrealized appreciation (depreciation) recognized as a result from operations
Consolidated Statement of Operations Location – Unrealized Appreciation (Depreciation)	Futures Contracts	Swap Agreements	Forward Foreign Currency Contracts	Purchased Options and Swaptions(a)	Written Options	Warrants(a)
Equity Risk Exposure	$(316,830)	$171,469	$—	$(565,942)	$9,118	$332,835
Foreign Exchange Rate Risk Exposure	(99,020)	—	(450,613)	—	—	—
Interest Rate Risk Exposure	709,523	881,356	—	120,528	(147,793)	—
Credit Risk Exposure	—	1,591,814	—	(2,648)	—	—
Commodity Exposure	86,271	—	—	—	—	—

Total	$379,944	$2,644,639	$(450,613)	$(448,062)	$(138,675)	$332,835

(a) This amount is included in the Unrealized Appreciation (Depreciation) on Investments in Securities in the Consolidated Statement of Operations

For the period ended October 31, 2013, the quarterly average values of the derivatives held by the Fund, which represents trading activity for the period then ended were as follows:

Commodity Risk Exposure:
Average value of purchased	$12,985,336
Average value of sold	5,113,407

Credit Risk Exposure:
Average value of purchased	2,440,267
Average value of sold	1,418,261

Equity Risk Exposure:
Average value of purchased	52,631,255
Average value of sold	17,499,859

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OCTOBER 31, 2013

Forward Exchange Rate Risk Exposure:
Average value of purchased	$69,427,647
Average value of sold	114,421,779

Interest Rate Exposure:
Average value of purchased	733,701,440
Average value of sold	13,377,825

Securities Lending:

The Fund may lend its portfolio securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of the Fund’s total assets. These loans may be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Fund may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Fund will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The primary advantage of such lending transactions is that the Fund gains leveraged exposure through the investment of the cash collateral in securities consistent with the Fund’s investment objective. The Fund also continues to receive income on loaned securities while earning returns on the cash amounts re-invested for the purchase of investment in securities. Income from securities lending, totaling $235,379, is included in securities lending income in the Consolidated Statement of Operations. At October 31, 2013, all collateral of such lending was in cash.

Securities Traded on To-Be-Announced:

The Fund may from time to time purchase, or sell short, securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in the Fund’s records in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Indemnifications:

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had such claims or losses through October 31, 2013 pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents:

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired. The amortized cost method of valuation, which approximates market value, generally is used to value cash equivalents.

Organizational and Offering Costs:

Any and all organizational offering costs incurred in connection with the organization and offering of the Trust have been paid by the Adviser and subsequently reimbursed by the Fund. Organizational costs are expensed as incurred and offering costs are amortized over 12 months beginning on date of commencement of operations.

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OCTOBER 31, 2013

Dividends and Capital Gain Distributions:

Dividends from net investment income, if any, are declared and paid annually. The Fund intends to distribute annually any net capital gains. Dividends and distributions will automatically be reinvested in additional shares, unless shareholders have elected to have the distributions paid in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at the prevailing NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares.

Federal Income Tax:

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing substantially all of its net investment income during each calendar year, net realized capital gains and certain other amounts during each calendar year, if any, the Fund intends not to be subject to a federal excise tax.

As of October 31, 2013, management of the Fund has reviewed the open tax period since inception and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2013, the Fund did not incur any interest or penalties.

The tax character of distributions paid for the tax period ended October 31, 2013 was as follows:

Distributions paid from
Ordinary income	Long term capital gains	Total distributions
$—	$—	$—

At October 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Accumulated realized capital and other losses	Net unrealized appreciation (depreciation)	Total accumulated earnings (deficit)
$33,991,817	$—	$—	$7,715,277	$41,707,094

Temporary differences are generally due to differing book and tax treatment for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

Permanent differences have no effect on net assets. The effect of such permanent differences on the Fund, which includes reclassifications of foreign currency gain (loss), dividends paid on certain securities loaned, net operating loss, investments in the Subsidiary, income from certain swap agreements, investments in real estate investments trusts, investments in partnerships, investments in passive foreign investment companies, investments in business development companies, return of capital distributions received, non-deductible expenses and investments in trusts, resulted in the following reclassifications, as of October 31, 2013 among the Fund’s components of net assets:

Accumulated undistributed net investment income	Accumulated net realized gain(loss) on investments	Paid in capital
$13,261,350	$(11,617,397)	$(1,643,953)

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OCTOBER 31, 2013

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. Post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2013, the Fund had available post-enactment capital loss carryforwards to offset future net capital gains, to the extent provided by regulations:

Short-Term	Long-Term	Total
$—	$—	$—

Under current tax rules, Regulated Investment Companies can elect to treat certain late-year ordinary losses incurred as arising on the first day of the following taxable year. As of October 31, 2013, the ordinary late year loss deferrals for the Fund was $0.

3.	Investment Transactions and Related Income

Investment transactions are accounted on trade date for financial reporting purposes. Interest income and expense is recognized on an accrual basis. Bond discounts are accreted and premiums are amortized over the expected life of each applicable security using the yield to maturity method. Dividend income and expense is recorded on the ex-dividend date. Realized gains or losses on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and disclosed in the Consolidated Statement of Operations. Foreign taxes payable, if any, are reflected in the Fund’s Consolidated Statement of Assets and Liabilities.

4.	Purchase and Redemption of Shares

The Fund currently offers Class I shares and is authorized to offer other classes of shares. The Board may establish additional classes of shares of any series, with the differences in classes representing differences as to certain expenses and share distribution arrangements. Shares are fully paid and non-assessable and have no pre-emptive or conversion rights. The Fund’s shares do not charge redemption fees.

Class I shares are offered primarily for: (1) investors who are clients of investment advisers, consultants, broker-dealers and other financial intermediaries who: (a) charge such clients fees for advisory, investment, consulting or similar services and (b) have entered into an agreement with the Distributor (as defined below) to offer Class I Shares; and (2) investors who are able to make a minimum initial investment. The minimum initial investment for Class I shares is $1,000. The minimum initial investment for Class I Shares purchased by retirement accounts (such as IRAs) is $500. Subsequent investments in Class I shares must be made in amounts of $500 or more. Class I shares may also be offered for investment by personnel of the Adviser and its affiliates, and members of their immediate families, and as may be determined by the Board. The Fund may accept initial and subsequent investments of smaller amounts in its sole discretion.

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OCTOBER 31, 2013

Shares may be redeemed at any time and in any amount by contacting any broker or investment professional authorized by the Fund or the Distributor (as defined below) to sell shares or by contacting management of the Fund by mail or telephone.

5.	Investment Advisory Agreement

Under the terms of the Trust’s investment advisory agreement (the “Advisory Agreement”), the Adviser is subject to the general supervision of the Board and manages the Fund in accordance with its investment objective and policies. The Adviser is responsible for all decisions with respect to purchases and sales of portfolio investments. As compensation for its advisory services and assumption of Fund expenses, the Adviser is entitled to an investment management fee, computed daily and payable monthly, at an annual rate in accordance with the following schedule: (i) 1.85% of total average annual net assets of the Fund up to and including $1 billion; (ii) 1.65% of total average annual net assets of the Fund in excess of $1 billion and up to and including the next $1 billion; and (iii) 1.50% of total average annual net assets of the Fund in excess of $2 billion. During the period ended October 31, 2013, the Fund incurred fees of $15,566,387, of which $1,602,017 remaining payable at period end.

The Advisor has contractually agreed, pursuant to an expense limitation and reimbursement agreement (“Expense Limitation Agreement”), to pay or absorb the ordinary operating expenses of Class I shares of the Fund (excluding the fees payable to the Advisor under the Advisory Agreement and any other expense that is not a class-specific expense) (i.e. costs of the Fund’s investment program) to the extent necessary to limit the net operating expense ratio of Class I shares to 2.50% per annum of the Fund’s average daily net assets attributable to Class I shares. The Expense Limitation Agreement will remain in effect until (i) the end of the third fiscal year following the commencement of the Fund’s public offering of the Class I shares or (ii) terminated earlier by the Fund’s Board. During the period ended October 31, 2013, there were no reimbursed expenses related to the Expense Limitation Agreement.

6.	Other Agreements

Pursuant to the Sub-Adviser agreements (“Sub-Advisory Agreements”), the Sub-Advisers have been delegated responsibility for the day-to-day management of the assets of the Fund allocated to such Sub-Advisers. Each Sub-Advisory Agreement provides in substance that the Sub-Advisers will make and implement investment decisions for the Fund in its discretion and will implement an investment program for the Fund’s assets. The Sub-Advisory Agreements provide that the services rendered will be paid for by the Adviser from the investment management fee received by the Adviser.

JPMorgan Chase Bank, N.A. serves as the administrator (the “Administrator”) to the Trust and the Fund. The Administrator provides certain administrative services to the Fund. For these services, the Fund shall pay the Administrator monthly fee, accrued daily and based on average net assets plus transaction charges pursuant to the agreements.

JPMorgan Chase Bank, N.A. serves as the custodian to the Trust and the Fund in accordance with custodian agreement. Custodian fees are payable monthly based on aggregate value of the assets consisting of securities and cash held in custody accounts.

U.S. Bancorp Fund Services LLC serves as the transfer agent to the Trust and the Fund.

Arden Securities LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a distribution agreement.

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2013

7.	Trustee Fees and Related Parties

At October 31, 2013, certain officers of the Trust were also employees of the Adviser. The Trust’s officers do not receive fees from the Trust for services in any capacity.

The Trust compensates each trustee who is not an officer, director or employee of the Trust, for his or her services as a trustee of the Trust or as a member of the Board. The independent trustees are each paid an annual retainer of $10,000 by the Trust, and are reimbursed for travel-related expenses. It is estimated that each independent trustee would receive a total of $34,000 per year (plus expenses) from the funds in the Fund Complex (as defined below). The trustees do not receive any pension or retirement benefits from the funds in the Fund Complex. The “Fund Complex” includes the Fund, Arden Variable Alternative Strategies Fund and Arden Alternative Strategies II Fund (all of which are series of the Trust), as well as Arden Sage Multi-Strategy Master Fund, L.L.C., Arden Sage Multi-Strategy Fund, L.L.C., Arden Sage Multi-Strategy Institutional Fund, L.L.C., Arden Sage Triton Fund, L.L.C. and Arden Sage Multi-Strategy TEI Institutional Fund, L.L.C.

8.	Investment Transactions

For the period ended October 31, 2013, the cost of securities purchased and proceeds from sales of securities, excluding short-term investments and U.S. government and agency securities and derivative investments, were as follow:

Purchases		Sales
Long	Short	Long	Short
$3,440,515,818	$2,198,242,491	$2,687,257,672	$1,782,798,189

9.	Principal Risks

The Fund’s investments are subject to a variety of risks that may cause the Fund’s net asset value to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser or the Sub-Advisers will achieve the Fund’s objective.

As an investor in the Fund, your investment is subject to the following risks:

Counterparty Credit Risk is the risk with respect to its use of derivatives and short sale transactions. If a counterparty to a derivatives contract becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. To partially mitigate this risk, the Adviser or a Sub-Adviser will seek to effect derivative transactions only with counterparties that it believes are creditworthy. The Adviser and Sub-Advisers will consider the creditworthiness of counterparties in the same manner as it would review the credit quality of a security to be purchased by the Fund. However, there is no assurance that a counterparty will remain creditworthy or solvent.

Multi-Manager Risk is the risk that the success of the Fund’s investment strategy depends on, among other things, the Adviser’s ability to select Sub-Advisers to implement the Fund’s investment objective and the Adviser’s success in allocating assets to those Sub-Advisers.

Equity Market Risk is the risk that the market value of the securities in which the Fund invests may fall or fail to rise.

Market Volatility Risk is the risk that markets are volatile and the values of individual securities and other instruments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market values.

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2013

Differential Strategy Risk is the risk that based on various business, regulatory and other considerations, the Adviser and Sub-Advisers may choose to pursue an investment strategy for the Fund which differs from the investment strategies pursued by other funds, accounts or other investment vehicles managed by the Adviser or Sub-Adviser (“Related Accounts”), which could adversely affect the Fund as such differences could cause the Fund’s performance to deviate materially from those of the Related Accounts.

Risks of Foreign Investing is the risk that because the Fund may invest in foreign securities, the Fund may be subject to the risks associated with foreign securities, such as country risk (the potentially adverse political, economic and other conditions of the country), currency risk (the constantly changing exchange rate between a local currency and the U.S. dollar) and custody risk (the risk associated with the process of clearing and settling Fund trades in foreign markets). This risk also includes the risk of investing in offshore funds, which are not subject to the investor protections of the 1940 Act and also give rise to the aforementioned risks of foreign investing. Changes in tax and other laws could also adversely affect investments in offshore funds.

Derivative Risk is the risk that gains or losses may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss. Derivatives may be a significant component of the Fund’s investment strategy.

Derivatives Futures Risk is the risk that the Fund may be exposed to when it enter into futures contracts, including currency, bond, index and interest rate futures, for investment purposes and/or for risk management (hedging) purposes, and to increase flexibility. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. These risks are in addition to the general “Derivative Risk” described above.

Derivatives Options Risk is the risk that the Fund may be exposed to when it purchases or sells call or put options, which are in addition to the risks relating to “Derivatives” described above. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit that might have realized had it bought the underlying security at the time it purchased the call option. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price.

Derivatives Swaps Risk involves greater risks than direct investment in the underlying securities because swaps are subject to the risks relating to “Derivatives” described above. Further, certain swaps are also subject to the particular risk that the swaps could result in losses if the underlying asset or reference does not perform as anticipated. Such transactions can have the potential for unlimited losses.

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2013

Short Sales are expected to comprise a significant component of the Fund’s investment strategy. It is considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. Short sales may also subject the Fund to leverage risk (i.e., the risk that losses could well exceed the Fund’s investment). This can occur, for example, when the Fund fails to earn as much on an investment purchased with borrowed funds as it pays for the use of those funds. There can be no assurance that securities necessary to cover a short position will be available for purchase.

Debt Securities held by the Fund are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. The Fund may invest in “high yield”, lower rated (or unrated) securities (commonly referred to as “junk bonds”). These instruments are considered speculative and have a much greater risk of default, thereby subjecting the Fund to greater degrees of credit risk (risk of loss) and interest rate risk than higher-rated securities.

Convertible Securities held by the Fund are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the stock into which they convert, and are thus subject to market risk.

Leverage is speculative and can involve significant risk of loss. Some, or all, of the Fund’s Sub-Advisers may borrow money from banks for investment purposes and, thus, the Fund may make margin purchases of securities, to the extent permitted by the 1940 Act. The Fund is also subject to leverage risk in connection with the Sub-Advisers’ speculative investment practices, such as using securities lending, short sales, derivatives or other instruments where the risk of loss exceeds the amount invested.

Securities Lending Risk is that a loan may be terminated by the borrower on one business day’s notice, or by the Fund on two business days’ notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Fund may use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost exceeding the collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral, should the borrower of the securities fail financially. In addition, securities lending involves a form of leverage, and the Fund may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover the Fund’s transaction costs. However, loans of securities will be made only to companies the Adviser or the Fund’s Administrator deems to be creditworthy (such creditworthiness will be determined based on procedures approved by the Board) and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities. Any gain or loss in the market price during the loan period would inure to the Fund.

Company Risk is the risk that a company in which the Fund is invested may perform poorly, and therefore, the value of its stocks and other securities may decline.

Emerging and Developing Markets Risk is the risk associated with the Fund’s investments in securities of companies located or traded in developing or emerging markets, which are at an early stage of development and are significantly volatile. Therefore, the above risks of foreign investing are often more pronounced in these markets.

ARDEN ALTERNATIVE STRATEGIES FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OCTOBER 31, 2013

10.	New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Consolidated Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. In January 2013, the FASB issued ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” The update clarifies the scope of ASU 2011-11 disclosures which would apply to those entities that have derivatives accounted for in accordance with FASB ASC Topic 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with FASB ASC Topic 210 “Balance Sheet” or ASC Topic 815, or subject to an enforceable master netting arrangement or similar arrangement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. The Adviser is currently evaluating the application of ASU 2011-11 and ASU 2013-01, and their impact, if any, on the Fund’s consolidated financial statements.

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders of

Arden Investment Series Trust

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Arden Alternative Strategies Fund, a series constituting Arden Investment Series Trust (the “Trust”), as of October 31, 2013, and the related consolidated statements of operations, cash flows, changes in net assets and the financial highlights for the period from November 27, 2012 (commencement of operations) to October 31, 2013. These consolidated financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but for the purpose of expressing an opinion of the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of Arden Alternative Strategies Fund, a series constituting Arden Investment Series Trust at October 31, 2013, the consolidated results of its operations, its cash flows, changes in its net assets and the financial highlights for the period from November 27, 2012 (commencement of operations) to October 31, 2013, in conformity with U.S. generally accepted accounting principles.

December 27, 2013

ARDEN ALTERNATIVE STRATEGIES FUND

Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended October 31, 2013.

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense example is based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended October 31, 2013.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per period before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

ARDEN ALTERNATIVE STRATEGIES FUND

Expense Examples (Unaudited) (Continued)

	Beginning Account Value 05/01/13	Ending Account Value 10/31/13	Expenses Paid During the Period*	Annualized Expense Ratio During Period**
Actual	$1,000.00	$1,012.55	$17.50	3.45%
Hypothetical	$1,000.00	$1,007.81	$17.46	3.45%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect one-half year period).

**	The annualized expense ratio, excluding dividend and interest expense associated with securities sold short, is 2.53%.

ARDEN ALTERNATIVE STRATEGIES FUND

Additional Information

(Unaudited)

Federal Tax Information:

Pursuant to Section 854 of the Internal Revenue Code, 0% of the distributions paid during the period ended October 31, 2013 have been designated as qualified dividend income.

Pursuant to Section 853 of the Internal Revenue Code, the Fund elects to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of October 31, 2013, the foreign tax credit for the Fund was $0.

The Fund has derived net income from sources within foreign countries. As of October 31, 2013, the foreign source income for the Fund was $2,340,219.

Proxy Voting Information

The Trust’s Proxy Voting Policies and Procedures used to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be made available without charge, upon request, by visiting the Fund’s Website at www.ardenfunds.com or the SEC’s website at http://www.sec.gov. or by calling (866) 773-7145.

Quarterly Portfolio Holdings Information

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal period on Form N-Q. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies of the Fund’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ARDEN ALTERNATIVE STRATEGIES FUND

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT

(Unaudited)

At the meeting of the Board of Trustees (the “Board”) of Arden Investment Series Trust held on May 24, 2013, the Board, including all of the Independent Trustees, unanimously approved the proposed Sub-Advisory Agreement between D.E. Shaw Investment Management, LLC (the “Sub-Adviser”) and Arden Asset Management LLC (“Arden”) for Arden Alternative Strategies Fund (the “Fund”), a series of the Trust (the “Sub-Advisory Agreement”). The Board had discussions with Arden and the Sub-Adviser. The Board considered various written materials and oral presentations in connection with the Sub-Adviser’s proposed services, including the nature, extent and quality of services proposed to be provided, proposed sub-advisory fee, investment performance and the compliance program of the Sub-Adviser. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement.

The Nature, Quality and Extent of Services to be Provided by the Sub-Adviser

The Independent Trustees reviewed the presentation of the Sub-Adviser provided to the Board regarding its proposed services to the Fund. In connection with the sub-advisory services proposed to be provided to the Fund, the Independent Trustees discussed the resources proposed to be dedicated to the Fund by the Sub-Adviser, including the Sub-Adviser’s investment professional expertise and depth. The Independent Trustees considered the Sub-Adviser’s ability to perform its obligations to the Fund and adhere to the Fund’s investment restrictions. The Trustees observed the scope of services required to be performed under the proposed Sub-Advisory Agreement. The Board also considered the Sub-Adviser’s representations regarding the adequacy of its financial condition and its financial wherewithal to provide quality services to the Fund, as well as Arden’s representations in this regard. The Trustees also considered the compliance diligence conducted on the Sub-Adviser and the Chief Compliance Officer’s representations in this regard. The Independent Trustees found it was reasonable to expect that the Fund will receive the services required from the Sub-Adviser under the Sub-Advisory Agreement and expressed satisfaction with the nature, extent and quality of services proposed to be provided.

Investment Performance of the Sub-Adviser

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment advisory arrangements. The Board reviewed the Sub-Adviser’s investment performance. At the meeting, the Board observed that the Sub-Adviser has delivered solid performance results for funds it manages employing similar strategies over multiple periods of time.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that the Sub-Adviser was in a position to provide a high quality and level of service to the Fund.

Cost of the Services Provided and Profits Realized by the Sub-Adviser from its Relationship with the Fund

The Independent Trustees reviewed the proposed fee to be paid under the Sub-Advisory Agreement, which would not be paid by the Fund. The Trustees considered that the proposed sub-advisory fees were within the range of those paid to the Fund’s other sub-advisers. Because the Sub-Advisory Agreement was negotiated at arms-length by the Adviser, which is responsible for payments to the Sub-Adviser thereunder, the Independent Trustees did not consider the profitability to the Sub-Adviser from its relationship with the Fund. After reviewing these and related factors, the Independent Trustees concluded, within the context of their overall conclusions, that the anticipated costs of services to be provided under the Sub-Advisory Agreement supported its approval.

The Extent to Which Economies of Scale Would be Realized as the Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale

The Independent Trustees noted that economies of scale may be realized when a Fund’s assets increase significantly. They observed that there were breakpoints in the Fund’s advisory fee rates, allowing for

ARDEN ALTERNATIVE STRATEGIES FUND

BOARD APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT (Continued)

(Unaudited)

the realization of economies of scale as Fund assets exceed $1.0 billion. It was observed that the proposed Sub-Advisory Agreement did not provide for any breakpoints, but Arden indicated that they could seek to negotiate breakpoints if one of the Fund’s sub-adviser’s allocated portion exceeds $100 million. It was observed that currently, given the total number of sub-advisers, none of them was expected to have an allocated portion that materially exceeds $100 million. The Independent Trustees agreed to revisit economies of scale in future years to the extent that Fund assets materially exceed expected levels.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed sub-advisory fee to be paid to the Sub-Adviser was fair and reasonable in light of the extent and quality of services to be provided. In reaching this conclusion, no single factor was determinative. At the meeting, the Board, including all of the Independent Trustees, approved the Sub-Advisory Agreement.

ARDEN ALTERNATIVE STRATEGIES FUND

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

As of October 31, 2013

Independent Trustees

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by trustees	Present of Past (within 5 years) other Directorships held by Trustees
Charles S. Crow, III, 63	Trustee	Indefinite/ Since September 2012	Mr. Crow has been a partner of the law firm of Crow & Associates since 1981.	8	Member of the Board of Directors of 1st Constitution Bank; Member of the Board of Trustees of Centurion Ministries, Inc.
Richard B. Gross, 66	Trustee	Indefinite/ Since September 2012	Mr. Gross is a lawyer and former senior banking executive. From 1998 through 2001, he served as Managing Director and General Counsel of U.S. Trust, a 150-year old banking firm specializing in investment management and fiduciary services.	8	Member of the Board of Trustees of the Randall’s Island Park Alliance, Inc., a not-for-profit organization working in partnership with the City of New York/Parks & Recreation.
David C. Reed, 62	Trustee	Indefinite/ Since September 2012	Mr. Reed is the Chief Executive Officer, principal owner and cofounder of Mapleton Nurseries (1998-present). He is also the Managing Director of Reed & Company (1995-present).	8	Member of the Board of Directors of 1st Constitution Bank.

Interested Trustee1

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by trustees	Present of Past (within 5 years) other Directorships held by Trustees
Henry P. Davis, 48	Interested Trustee and Chief Executive Officer	Indefinite/ From July 2012	Mr. Davis is a Managing Director and Partner of the Adviser (2001-present).	3	N/A

[1]	Trustee who is an “interested person” (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and is available, without charge, upon request by visiting the Fund’s Website at www.ardenfunds.com or the SEC’s website at http://www.sec.gov. or by calling (866) 773-7145.

ARDEN ALTERNATIVE STRATEGIES FUND

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Continued)

As of October 31, 2013

Officers Who Are Not Trustees

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Andrew M. Katz, 36	Chief Financial Officer	Indefinite/From September 2012	Mr. Katz is Chief Financial Officer and a Managing Director of the Adviser (2013 – present). From 2008 to 2012, Mr. Katz was Controller of the Adviser.
Thomas G. Kennedy, 43	Chief Compliance Officer	Indefinite/From September 2012	Mr. Kennedy is Chief Compliance Officer and a Managing Director of the Adviser (July 2008 – present). From 2005 to 2008, Mr. Kennedy was a Compliance Director of various units of Citigroup Private Bank.

Arden Investment Series Trust

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

Item 2. Code Of Ethics.

(a)	As of the end of the period, October 31, 2013, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”).

(b)	Not Applicable.

(c)	The Registrant has not amended its Code of Ethics during the period covered by this report.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e)	Not Applicable.

(f)	A copy of the Registrant’s Code of Ethics is filed as an exhibit to this report pursuant to Item 12(a)(1) of Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David Reed is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933 (15 U.S.C. 77k), as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the fiscal year ended October 31, 2013 and the period ended October 31, 2012 were:

	2013	2012
Audit Fees (a)	$150,000	N/A
Audit Related Fees (b)	$—	N/A
Tax Fees (c)	$21,000	N/A
All Other Fees (d)	$5,000	N/A
Total:	$176,000	N/A

(a)	Audit Fees: These fees relate to professional services rendered by Ernst & Young LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)	Audit Related Fees: These fees relate to assurance and related services by Ernst & Young LLP that are reasonably related to the performance of the audit of the Registrant’s October 31, 2013 and October 31, 2012 annual financial statements that are not reported under “Audit Fees” above.

(c)	Tax Fees: These fees relate to professional services rendered by Ernst & Young LLP for tax compliance, tax advice and tax planning. The tax services provided by Ernst & Young LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)	All Other Fees: These fees relate to products and services provided by Ernst & Young LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)	Audit Committee Pre-approval Policies and Procedures:

(i)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”) or any entity controlling, controlled by, or under common control with any investment adviser, if the engagement relates directly to the operations of the financial reporting of the Fund.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal year ended October 31, 2013 and the period ended October 31, 2012 were: $26,000 and $0, respectively.

(h)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:	/s/ Henry P. Davis
Henry P. Davis
Chief Executive Officer
January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Henry P. Davis
Henry P. Davis
Chief Executive Officer
January 6, 2014

By:	/s/ Andrew Katz
Andrew Katz
Chief Financial Officer
January 6, 2014